CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Operating revenues
Contract drilling revenues	$ 2,290	$ 2,625	$ 4,731	$ 5,459
Contract drilling intangible revenues	29	75	62	179
Other revenues	186	182	314	362
Total operating revenues	2,505	2,882	5,107	6,000
Costs and expenses
Operating and maintenance	1,358	1,277	2,554	2,448
Depreciation, depletion and amortization	400	360	801	715
General and administrative	58	53	121	109
Costs and expenses	1,816	1,690	3,476	3,272
Loss on impairment	0	(67)	(2)	(288)
Gain (loss) on disposal of assets, net	268	(4)	254	0
Operating income	957	1,121	1,883	2,440
Other income (expense), net
Interest income	5	1	10	2
Interest expense, net of amounts capitalized	(141)	(114)	(273)	(250)
(Gain) loss on retirement of debt	0	(8)	2	(10)
Other, net	(3)	(8)	10	0
Total other income (expense), net	(139)	(129)	(251)	(258)
Income before income tax expense	818	992	1,632	2,182
Income tax expense	98	184	227	435
Net income	720	808	1,405	1,747
Net income (loss) attributable to noncontrolling interest	5	2	13	(1)
Net income attributable to controlling interest	$ 715	$ 806	$ 1,392	$ 1,748
Earnings per share
Basic	$ 2.23	$ 2.5	$ 4.32	$ 5.43
Diluted	$ 2.22	$ 2.49	$ 4.31	$ 5.42
Weighted average shares outstanding
Basic	319	320	320	320
Diluted	320	321	321	321

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 720	$ 808	$ 1,405	$ 1,747
Other comprehensive income (loss) before income taxes
Unrecognized components of net periodic benefit cost	0	0	(10)	(39)
Recognized components of net periodic benefit cost	3	5	9	9
Unrealized gain (loss) on derivative instruments	(11)	10	(17)	9
Other, net	(3)	1	(3)	0
Other comprehensive income (loss) before income taxes	(11)	16	(21)	(21)
Income taxes related to other comprehensive income (loss)	(1)	(6)	(1)	3
Other comprehensive income (loss), net of income taxes	(12)	10	(22)	(18)
Total comprehensive income	708	818	1,383	1,729
Total comprehensive income (loss) attributable to noncontrolling interest	(9)	13	(8)	10
Total comprehensive income attributable to controlling interest	$ 717	$ 805	$ 1,391	$ 1,719

CONDENSED CONSOLIDATED BALANCE SHEETS(USD ( $)) In Millions	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2010
Assets
Cash and cash equivalents	$ 1,130	$ 2,888
Accounts receivable, net of allowance for doubtful accounts of $41 and $65 at June 30, 2010 and December 31, 2009, respectively	2,385	2,254
Materials and supplies, net of allowance for obsolescence of $66 at June 30, 2010 and December 31, 2009	462	467
Deferred income taxes, net	104	121
Assets held for sale	186	0
Other current assets	209	184
Total current assets	4,476	5,914
Property and equipment	27,383	27,377
Property and equipment of consolidated variable interest entities	1,968	2,179
Less accumulated depreciation	6,333	7,034
Property and equipment, net	23,018	22,522
Goodwill	8,134	8,132
Other assets	808	984
Total assets	36,436	37,552
Liabilities and equity
Accounts payable	780	968
Accrued income taxes	240	154
Debt due within one year	1,568	1,580
Debt of consolidated variable interest entities due within one year	300	82
Other current liabilities	730	1,884
Total current liabilities	3,618	4,668
Long-term debt	8,966	8,862
Long-term debt of consolidated variable interest entities	883	902
Deferred income taxes, net	726	710
Other long-term liabilities	1,684	1,683
Total long-term liabilities	12,259	12,157
Commitments and contingencies
Shares, CHF 15.00 par value, 502,852,947 authorized, 167,617,649 conditionally authorized,335,235,298 issued at June 30, 2010 and December 31, 2009; 318,916,207 and 321,223,882 outstanding at June 30, 2010 and December 31, 2009, respectively	4,472	4,479
Additional paid-in capital	7,407	6,421
Treasury shares, at cost, 2,863,267 and none held at June 30, 2010 and December 31, 2009, respectively	0	(240)
Retained earnings	9,008	10,400
Accumulated other comprehensive loss	(335)	(336)
Total controlling interest shareholders' equity	20,552	20,724
Noncontrolling interest	7	3
Total equity	20,559	20,727
Total liabilities and equity	$ 36,436	$ 37,552

PARENTHETICAL DATA TO THE CONDENSED CONSOLIDATED BALANCE SHEETS In Millions, except Share data	Jun. 30, 2010 CHF	Jun. 30, 2010 USD ( $)	Dec. 31, 2009 CHF	Dec. 31, 2009 USD ( $)
Assets
Accounts receivable, allowance for doubtful accounts		$ 41		$ 65
Materials and supplies, allowance for obsolescence		$ 66		$ 66
Liabilities and equity
Shares, par value CHF per share	15		15
Shares, authorized		502,852,947		502,852,947
Shares, conditionally authorized		167,617,649		167,617,649
Shares, issued		335,235,298		335,235,298
Shares, outstanding		318,916,207		321,223,882
Treasury shares, at cost		2,863,267		0

CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) In Millions	Total controlling interest shareholders' equity [Member] USD ( $)	Shares [Member] USD ( $)	Additional paid-in capital [Member] USD ( $)	Retained earnings (accumulated deficit) [Member] USD ( $)	Accumulated other comprehensive loss [Member] USD ( $)	Treasury Stock [Member] USD ( $)	Total noncontrolling interest [Member] USD ( $)	Total USD ( $)	Total CHF
Balance, beginning of period at Dec. 31, 2008	$ 17,164	$ 4,444	$ 7,313	$ 5,827	$ (420)	$ 0	$ 3	$ 17,167
Balance, beginning of period (in shares) at Dec. 31, 2008		319
Net income attributable to controlling interest				1,748			(1)	1,747
Other comprehensive loss attributable to controlling interest					(29)		11	(18)
Total comprehensive income attributable to controlling interest	1,719							1,729
Share-based compensation expense	43		43					43
Issuance of shares under share-based compensation plans	40	24	16					40
Issuance of shares under share-based compensation plans (in shares)		2
Treasury Stock Value Acquired Cost Method	0					0		0
Purchases of shares held in treasury (in shares)		0
Obligation for cash distribution	0		0					0
Repurchases of convertible senior notes	16		16					16
Changes in ownership of noncontrolling interest and other, net	0		0				0	0
Balance, end of period at Jun. 30, 2009	18,982	4,468	7,388	7,575	(449)	0	13	18,995
Balance Balance, end of period (in shares) at Jun. 30, 2009		321
Balance, beginning of period at Dec. 31, 2009	20,552	4,472	7,407	9,008	(335)	0	7	20,559
Balance, beginning of period (in shares) at Dec. 31, 2009		321
Net income attributable to controlling interest				1,392			13	1,405
Other comprehensive loss attributable to controlling interest					(1)		(21)	(22)
Total comprehensive income attributable to controlling interest	1,391							1,383
Share-based compensation expense	53		53					53
Issuance of shares under share-based compensation plans	(2)	7	(9)					(2)
Issuance of shares under share-based compensation plans (in shares)		1
Treasury Stock Value Acquired Cost Method	(240)					(240)		(240)	(257)
Purchases of shares held in treasury (in shares)		(3)
Obligation for cash distribution	(1,024)		(1,024)					(1,024)
Repurchases of convertible senior notes	0		0					0
Changes in ownership of noncontrolling interest and other, net	(6)		(6)				4	(2)
Balance, end of period at Jun. 30, 2010	$ 20,724	$ 4,479	$ 6,421	$ 10,400	$ (336)	$ (240)	$ 3	$ 20,727
Balance Balance, end of period (in shares) at Jun. 30, 2010		319

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities
Net income	$ 720	$ 808	$ 1,405	$ 1,747
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of drilling contract intangibles	(29)	(75)	(62)	(179)
Depreciation, depletion and amortization	400	360	801	715
Share-based compensation expense	18	24	53	43
Excess tax benefit from share-based compensation plans	(1)	0	(1)	(1)
(Gain) loss on disposal of assets, net	(268)	4	(254)	0
Loss on impairment of goodwill	0	67	2	288
(Gain) loss on retirement of debt	0	8	(2)	10
Amortization of debt issue costs, discounts and premiums, net	51	57	100	109
Deferred income taxes	(12)	20	(34)	26
Other, net	(6)	14	(1)	23
Deferred revenue, net	7	49	158	43
Deferred expenses, net	(23)	(37)	(37)	(35)
Changes in operating assets and liabilities	412	277	313	228
Net cash provided by operating activities	1,269	1,576	2,441	3,017
Cash flows from investing activities
Capital expenditures	(300)	(947)	(679)	(1,655)
Proceeds from disposal of assets, net	10	0	51	8
Proceeds from insurance recoveries for loss of drilling unit	560	0	560	0
Proceeds from payments on notes receivable	11	0	21	0
Proceeds from short-term investments	0	172	5	393
Purchases of short-term investments	0	(234)	0	(234)
Joint ventures and other investments, net	(1)	0	(1)	0
Net cash provided by (used in) investing activities	280	(1,009)	(43)	(1,488)
Cash flows from financing activities
Change in short-term borrowings, net	(46)	(476)	(177)	(500)
Proceeds from debt	0	231	54	319
Repayments of debt	(22)	(708)	(275)	(1,410)
Payments for warrant exercises, net	0	(13)	0	(13)
Purchases of shares held in treasury	(180)	0	(240)	0
Proceeds from (taxes paid for) share-based compensation plans, net	3	5	(1)	22
Excess tax benefit from share based compensation plans	1	0	1	1
Other, net	(3)	(1)	(2)	(4)
Net cash used in financing activities	(247)	(962)	(640)	(1,585)
Net increase (decrease) in cash and cash equivalents	1,302	(395)	1,758	(56)
Cash and cash equivalents at beginning of period	1,586	1,302	1,130	1,926
Cash and cash equivalents at end of period	$ 2,888	$ 1,814	$ 2,888	$ 1,814

Nature of Business	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Nature of Business
Note 1—Nature of Business

Transocean Ltd. (together with its subsidiaries and predecessors, unless the context requires otherwise, “Transocean,” the “Company,” “we,” “us” or “our”) is a leading international provider of offshore contract drilling services for oil and gas wells.  Our mobile offshore drilling fleet is considered one of the most modern and versatile fleets in the world.  Specializing in technically demanding sectors of the offshore drilling business with a particular focus on deepwater and harsh environment drilling services, we contract our drilling rigs, related equipment and work crews predominantly on a dayrate basis to drill oil and gas wells.  At June 30, 2010, we owned, had partial ownership interests in or operated 139 mobile offshore drilling units.  As of this date, our fleet consisted of 45 High-Specification Floaters (Ultra-Deepwater, Deepwater and Harsh Environment semisubmersibles and drillships), 26 Midwater Floaters, 10 High-Specification Jackups, 55 Standard Jackups and three Other Rigs.  We also have three Ultra-Deepwater Floaters under construction (see Note 8—Drilling Fleet).

We also provide oil and gas drilling management services, drilling engineering and drilling project management services, and we participate in oil and gas exploration and production activities.  Drilling management services are provided through Applied Drilling Technology Inc., our wholly owned subsidiary, and through ADT International, a division of one of our U.K. subsidiaries (together, “ADTI”).  ADTI conducts drilling management services primarily on either a dayrate or a completed-project, fixed-price (or “turnkey”) basis.  Oil and gas properties consist of exploration, development and production activities performed by Challenger Minerals Inc. and Challenger Minerals (North Sea) Limited (together, “CMI”), our oil and gas subsidiaries.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Significant Accounting Policies
Note 2—Significant Accounting Policies

Basis of presentation—We have prepared our accompanying condensed consolidated financial statements without audit in accordance with accounting principles generally accepted in the United States (“U.S.”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”).  Pursuant to such rules and regulations, these financial statements do not include all disclosures required by accounting principles generally accepted in the U.S. for complete financial statements.  The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary for a fair presentation of financial position, results of operations and cash flows for the interim periods.  Such adjustments are considered to be of a normal recurring nature unless otherwise identified.  Operating results for the three and six months ended June 30, 2010 are not necessarily indicative of the results that may be expected for the year ending December 31, 2010 or for any future period.  The accompanying condensed consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto included in our annual report on Form 10-K for the year ended December 31, 2009.

Accounting estimates—The preparation of financial statements in accordance with accounting principles generally accepted in the U.S. requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities.  On an ongoing basis, we evaluate our estimates and assumptions, including those related to our allowance for doubtful accounts, materials and supplies obsolescence, property and equipment, investments, notes receivable, goodwill and other intangible assets, income taxes, share-based compensation, defined benefit pension plans and other postretirement benefits and contingencies.  We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources.  Actual results could differ from such estimates.

Fair value measurements—We estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability.  Our valuation techniques require inputs that we categorize using a three-level hierarchy, from highest to lowest level of observable inputs, as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”).  When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Principles of consolidation—We consolidate those investments that meet the criteria of a variable interest entity where we are deemed to be the primary beneficiary for accounting purposes and for entities in which we have a majority voting interest.  Intercompany transactions and accounts are eliminated in consolidation.  We apply the equity method of accounting for investments in joint ventures and other entities when we have the ability to exercise significant influence over an entity that (a) does not meet the variable interest entity criteria or (b) meets the variable interest entity criteria, but for which we are not deemed to be the primary beneficiary.  We apply the cost method of accounting for investments in joint ventures and other entities if we do not have the ability to exercise significant influence over the unconsolidated affiliate.  See Note 4—Variable Interest Entities.

Share-based compensation—Share-based compensation expense was  $18 million and  $53 million for the three and six months ended June 30, 2010, respectively.  Share-based compensation expense was  $24 million and  $43 million for the three and six months ended June 30, 2009, respectively.

Capitalized interest—We capitalize interest costs for qualifying construction and upgrade projects.  We capitalized interest costs on construction work in progress of  $19 million and  $47 million for the three and six months ended June 30, 2010, respectively.  We capitalized interest costs on construction work in progress of  $49 million and  $95 million for the three and six months ended June 30, 2009, respectively.

Reclassifications—We have made certain reclassifications to prior period amounts to conform with the current period’s presentation.  These reclassifications did not have a material effect on our condensed consolidated statement of financial position, results of operations or cash flows.

Subsequent events—We evaluate subsequent events through the time of our filing on the date we issue our financial statements.

New Accounting Pronouncements	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
New Accounting Pronouncements
Note 3—New Accounting Pronouncements

Recently adopted accounting standards

Consolidation—Effective January 1, 2010, we adopted the accounting standards update that requires enhanced transparency of our involvement with variable interest entities, which (a) amends certain guidance for determining whether an enterprise is a variable interest entity, (b) requires a qualitative rather than a quantitative analysis to determine the primary beneficiary, and (c) requires continuous assessments of whether an enterprise is the primary beneficiary of a variable interest entity.  We evaluated these requirements, particularly with regard to our interests in Transocean Pacific Drilling Inc. (“TPDI”) and Angola Deepwater Drilling Company Limited (“ADDCL”) and our adoption did not have a material effect on our condensed consolidated statement of financial position, results of operations or cash flows.  See Note 4—Variable Interest Entities.

Fair value measurements and disclosures—Effective January 1, 2010, we adopted the effective provisions of the accounting standards update that clarifies existing disclosure requirements and introduces additional disclosure requirements for fair value measurements.  The update requires entities to disclose the amounts of and reasons for significant transfers between Level 1 and Level 2, the reasons for any transfers into or out of Level 3, and information about recurring Level 3 measurements of purchases, sales, issuances and settlements on a gross basis.  The update also clarifies that entities must provide (a) fair value measurement disclosures for each class of assets and liabilities and (b) information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements.  We have applied the effective provisions of this accounting standards update in preparing the disclosures in our notes to condensed consolidated financial statements and our adoption did not have a material effect on such disclosures.  See Note 2—Significant Accounting Policies.

Subsequent events—Effective for financial statements issued after February 2010, we adopted the accounting standards update regarding subsequent events, which clarifies that SEC filers are not required to disclose the date through which management evaluated subsequent events in the financial statements.  Our adoption did not have a material effect on the disclosures contained within our notes to condensed consolidated financial statements.  See Note 2—Significant Accounting Policies.

Recently issued accounting standards

Fair value measurements and disclosures—Effective January 1, 2011, we will adopt the remaining provisions of the accounting standards update that clarifies existing disclosure requirements and introduces additional disclosure requirements for fair value measurements.  The update requires entities to separately disclose information about purchases, sales, issuances, and settlements in the reconciliation of recurring Level 3 measurements on a gross basis.  The update is effective for interim and annual periods beginning after December 15, 2010.  We do not expect that our adoption will have a material effect on the disclosures contained in our notes to consolidated financial statements.

Variable Interest Entities	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Variable Interest Entities

Note 4—Variable Interest Entities

Consolidated variable interest entities—TPDI and ADDCL, two joint venture companies in which we hold interests, were formed to own and operate certain ultra-deepwater drillships.  We have determined that each of these joint venture companies meets the criteria of a variable interest entity for accounting purposes because their equity at risk is insufficient to permit them to carry on their activities without additional subordinated financial support from us.  We have also determined, in each case, that we are the primary beneficiary for accounting purposes since (a) we have the power to direct the construction, marketing and operating activities, which are the activities that most significantly impact each entity’s economic performance, and (b) we have the obligation to absorb a majority of the losses or receive a majority of the benefits that could be potentially significant to the variable interest entity.  As a result, we consolidate TPDI and ADDCL in our condensed consolidated financial statements, we eliminate intercompany transactions, and we present the interests that are not owned by us as noncontrolling interest on our condensed consolidated balance sheets.  The carrying amounts associated with these two joint venture companies, after eliminating the effect of intercompany transactions, were as follows (in millions):

	June 30, 2010			December 31, 2009
	Assets	Liabilities	Net carrying amount	Assets	Liabilities	Net carrying amount
Variable interest entity
TPDI	$1,600	$806	$794	$1,500	$763	$737
ADDCL	825	319	506	582	482	100
Total	$2,425	$1,125	$1,300	$2,082	$1,245	$837

Unconsolidated variable interest entities—In January 2010, we completed the sale of two Midwater Floaters, GSF Arctic II and GSF Arctic IV, to subsidiaries of Awilco Drilling Limited, a U.K. company (“ADL”).  See Note 8—Drilling Fleet.  We have determined that ADL meets the criteria of a variable interest entity for accounting purposes because their equity at risk is insufficient to permit them to carry on their activities without additional subordinated financial support.  We have also determined that we are not the primary beneficiary for accounting purposes since, although we hold a significant financial interest in the variable interest entity and have the obligation to absorb losses or receive benefits that could be potentially significant to the variable interest entity, we do not have the power to direct the marketing and operating activities that most significantly impact the entity’s economic performance.

In connection with the sale, we accepted payment in the form of cash and two notes receivable, which are secured by the drilling units, with an aggregate principal amount of  $165 million.  The notes receivable have stated interest rates of 9 percent and are payable in scheduled quarterly installments of principal and interest through maturity in January 2015.  We have also committed to provide ADL with a working capital loan, which is also secured by the drilling units, with a maximum borrowing amount of  $35 million.  Additionally, we continue to operate GSF Arctic IV under a short-term bareboat charter with ADL through October 2010.  At June 30, 2010, the notes receivable and working capital loan receivable represented aggregate carrying amounts of  $120 million and  $1 million, respectively, which together represents our maximum exposure to loss.

Impairments	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Impairments
Note 5—Impairments

Goodwill—During the six months ended June 30, 2010, we recognized a loss on impairment of goodwill associated with our oil and gas properties in the amount of  $2 million ( $0.01 per diluted share), which had no tax effect.  The carrying amount of goodwill associated with our oil and gas properties reporting unit was  $2 million at December 31, 2009.

Definite-lived intangible assets—During the six months ended June 30, 2009, we determined that the customer relationships intangible asset associated with our drilling management services was impaired due to market conditions in that reporting unit resulting from the global economic downturn and continued pressure on commodity prices.  We estimated the fair value of the customer relationships intangible asset using the excess earnings method, a generally accepted valuation methodology that applies the income approach.  Our valuation required us to project the future performance of the drilling management services unit based on unobservable inputs that require significant judgment for which there is little or no market data, including assumptions for future commodity prices, projected demand for our services, rig availability and dayrates.  As a result of our impairment testing, we determined that the carrying amount of the asset exceeded its fair value and recognized a loss on impairment of  $9 million ( $0.03 per diluted share), which had no tax effect, during the three and six months ended June 30, 2009.  The carrying amount of the customer relationship intangible asset associated with our drilling management services, recorded in other assets on our condensed consolidated balance sheets, was  $62 million and  $64 million at June 30, 2010 and December 31, 2009, respectively.

Assets held for sale—During the six months ended June 30, 2009, we determined that GSF Arctic II and GSF Arctic IV, both previously classified as assets held for sale, were impaired due to the global economic downturn and pressure on commodity prices, both of which have had an adverse effect on our industry.  We estimated the fair values of these rigs based on an exchange price that would be received for the assets in the principal or most advantageous market for the assets in an orderly transaction between market participants as of the measurement date and considering our undertakings to the Office of Fair Trading in the U.K. (“OFT”) that required the sale of the rigs with certain limitations and in a limited amount of time.  We based our estimates on unobservable inputs that require significant judgment, for which there is little or no market data, including non-binding price quotes from unaffiliated parties, considering the then-current market conditions and restrictions imposed by the OFT.  As a result of our evaluation, we recognized losses on impairment of  $58 million ( $0.18 per diluted share) and  $279 million ( $0.87 per diluted share), which had no tax effect, for the three and six months ended June 30, 2009, respectively.  The carrying amount of assets held for sale was  $186 million at December 31, 2009, and these assets were sold in the six months ended June 30, 2010.  See Note 8—Drilling Fleet.

Income Taxes	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Income Taxes
Note 6—Income Taxes

Overview—Transocean Ltd., a holding company and Swiss resident, is exempt from cantonal and communal income tax in Switzerland, but is subject to Swiss federal income tax.  At the federal level, qualifying net dividend income and net capital gains on the sale of qualifying investments in subsidiaries are exempt from Swiss federal income tax.  Consequently, Transocean Ltd. expects dividends from its subsidiaries and capital gains from sales of investments in its subsidiaries to be exempt from Swiss federal income tax.

Tax provision—We conduct operations through our various subsidiaries in a number of countries throughout the world, all of which have taxation regimes with varying nominal rates, deductions, credits and other tax attributes.  Our provision for income taxes is based on the tax laws and rates applicable in the jurisdictions in which we operate and earn income.  There is little to no expected relationship between the provision for or benefit from income taxes and income or loss before income taxes considering, among other factors, (a) changes in the blend of income that is taxed based on gross revenues versus income before taxes, (b) rig movements between taxing jurisdictions and (c) our rig operating structures.

Our estimated annual effective tax rates for the six months ended June 30, 2010 and June 30, 2009 were 15.5 percent and 15.4 percent, respectively.  These rates were based on projected annual income before income taxes for each period after adjusting for certain items, such as impairment losses, the gain resulting from the insurance recoveries on the loss of Deepwater Horizon and various other discrete items.

We record a valuation allowance for deferred tax assets, including those resulting from net operating losses, when it is more likely than not that we will not realize some or all of the benefit from the deferred tax assets.  At June 30, 2010 and December 31, 2009, the valuation allowance for non-current deferred tax assets was  $70 million and  $69 million, respectively.

Tax returns—We file federal and local tax returns in several jurisdictions throughout the world.  With few exceptions, we are no longer subject to examinations of our U.S. and non-U.S. tax matters for years prior to 1999.  For the six months ended June 30, 2010 and June 30, 2009, the amount of current tax benefit recognized from the settlement of disputes with tax authorities and from the expiration of statutes of limitations was insignificant.

The liabilities related to our unrecognized tax benefits, including related interest and penalties that we recognize as a component of income tax expense, were as follows (in millions):

	June 30, 2010	December 31, 2009
Unrecognized tax benefits, excluding interest and penalties	$457	$460
Interest and penalties	209	200
Unrecognized tax benefits, including interest and penalties	$666	$660

Our tax returns in the other major jurisdictions in which we operate are generally subject to examination for periods ranging from three to six years.  We have agreed to extensions beyond the statute of limitations in three major jurisdictions for up to 15 years.  Tax authorities in certain jurisdictions are examining our tax returns and in some cases have issued assessments.  We are defending our tax positions in those jurisdictions.  While we cannot predict or provide assurance as to the final outcome of these proceedings, we do not expect the ultimate liability to have a material adverse effect on our consolidated statement of financial position, or results of operations, although it may have a material adverse effect on our consolidated cash flows.

Tax positions—With respect to our 2004 and 2005 U.S. federal income tax returns, the U.S. tax authorities have withdrawn all of their previously proposed tax adjustments, except a claim regarding transfer pricing for certain charters of drilling rigs between our subsidiaries, reducing the total proposed adjustment to approximately  $79 million, exclusive of interest.  We believe an unfavorable outcome on this assessment with respect to 2004 and 2005 activities would not result in a material adverse effect on our consolidated financial position, results of operations or cash flows.  Although we believe the transfer pricing for these charters is materially correct, we have been unable to reach a resolution with the tax authorities and we expect the matter to proceed to litigation.

In May 2010, we received an assessment from the U.S. tax authorities related to our 2006 and 2007 U.S. federal income tax returns.  The significant issues raised in the assessment relate to transfer pricing for certain charters of drilling rigs between our subsidiaries and the creation of intangible assets resulting from the performance of engineering services between our subsidiaries.  These two items would result in net adjustments of approximately  $278 million of additional taxes, exclusive of interest.  An unfavorable outcome on these adjustments could result in a material adverse effect on our consolidated financial position, results of operations or cash flows.  We believe our returns are materially correct as filed, and we intend to continue to vigorously defend against all such claims.

In addition, the assessment included adjustments related to a series of restructuring transactions that occurred between 2001 and 2004.  These restructuring transactions ultimately resulted in the disposition of our interests in our former subsidiary TODCO in 2004 and 2005.  The authorities are disputing the amount of capital losses resulting from the disposition of TODCO.  We utilized a portion of the capital losses to offset capital gains on the 2006, 2007, 2008 and 2009 tax returns.  The majority of the capital losses expired on December 31, 2009.  The adjustments would also impact the amount of certain net operating losses and other carryovers into 2006 and later years.  The authorities are also contesting the characterization of certain amounts of income received in 2006 and 2007 as capital gain and thus the availability of the capital gain for offset by the capital loss.  Claims with respect to our U.S. federal income tax returns for 2006 through 2009 could result in net tax adjustments of approximately  $320 million.  An unfavorable outcome on these potential adjustments could result in a material adverse effect on our consolidated financial position, results of operations or cash flows.  We believe that our tax returns are materially correct as filed, and we intend to vigorously defend against any potential claims.

The assessment also included certain claims with respect to withholding taxes and certain other items resulting in net tax adjustments of approximately  $182 million, exclusive of interest.  In addition, the tax authorities assessed penalties associated with the various tax adjustments in the aggregate amount of approximately  $92 million, exclusive of interest.  We believe that our tax returns are materially correct as filed, and we intend to vigorously defend against any potential claims.

Norwegian civil tax and criminal authorities are investigating various transactions undertaken by our subsidiaries in 2001 and 2002 as well as the actions of certain of our former external advisors on these transactions.  The authorities issued tax assessments of (a) approximately  $241 million plus interest, related to certain restructuring transactions, (b) approximately  $105 million plus interest, related to the migration of a subsidiary that was previously subject to tax in Norway, (c) approximately  $63 million plus interest, related to a 2001 dividend payment and (d) approximately  $6 million plus interest, related to certain foreign exchange deductions and dividend withholding tax.  We have filed or expect to file appeals to these tax assessments.  We may be required to provide some form of financial security, in an amount up to  $898 million, including interest and penalties, for these assessed amounts as this dispute is appealed and addressed by the Norwegian courts.  The authorities have indicated that they plan to seek penalties of 60 percent on all matters.  For these matters, we believe our returns are materially correct as filed, and we have and will continue to respond to all information requests from the Norwegian authorities.  We intend to vigorously contest any assertions by the Norwegian authorities in connection with the various transactions being investigated.

During the six months ended June 30, 2010, our long-term liability for unrecognized tax benefits related to these Norwegian tax issues decreased  $12 million to  $169 million due to the accrual of interest being offset by favorable exchange rate fluctuations.  An unfavorable outcome on these Norwegian civil tax matters could result in a material adverse effect on our consolidated financial position, results of operations or cash flows.  While we cannot predict or provide assurance as to the final outcome of these proceedings, we do not expect the ultimate resolution of these matters to have a material adverse effect on our consolidated financial position or results of operations, although it may have a material adverse effect on our consolidated cash flows.

The Norwegian authorities issued notification of criminal charges against Transocean Ltd. and certain of its subsidiaries related to disclosures included in one of our Norwegian tax returns.  This notification, however, does not itself constitute an indictment under Norwegian law nor does it initiate legal proceedings but represents a formal expression of suspicion and continued investigation.  All income taxes, interest charges and penalties related to this Norwegian tax return have previously been settled.  We believe that these charges are without merit and plan to vigorously defend Transocean Ltd. and its subsidiaries to the fullest extent.

Certain of our Brazilian income tax returns for the years 2000 through 2004 are currently under examination.  The Brazilian tax authorities have issued tax assessments totaling  $109 million, plus a 75 percent penalty of  $82 million and  $102 million of interest through June 30, 2010.  An unfavorable outcome on these proposed assessments could result in a material adverse effect on our consolidated financial position, results of operations or cash flows.  We believe our returns are materially correct as filed, and we are vigorously contesting these assessments.  We filed a protest letter with the Brazilian tax authorities on January 25, 2008, and we are currently engaged in the appeals process.

Earnings Per Share	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Earnings Per Share
Note 7—Earnings Per Share

The reconciliation of the numerator and denominator used for the computation of basic and diluted earnings per share is as follows (in millions, except per share data):

	Three months ended June 30,				Six months ended June 30,
	2010		2009		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Numerator for earnings per share
Net income attributable to controlling interest	$715	$715	$806	$806	$1,392	$1,392	$1,748	$1,748
Undistributed earnings allocable to participating securities	(4)	(5)	(5)	(5)	(8)	(8)	(10)	(10)
Net income available to shareholders	$711	$710	$801	$801	$1,384	$1,384	$1,738	$1,738

Denominator for earnings per share
Weighted-average shares outstanding	319	319	320	320	320	320	320	320
Effect of stock options and other share-based awards	—	1	—	1	—	1	—	1
Weighted-average shares for per share calculation	319	320	320	321	320	321	320	321

Earnings per share	$2.23	$2.22	$2.50	$2.49	$4.32	$4.31	$5.43	$5.42

For the three and six months ended June 30, 2010, 2.3 million and 1.6 million share-based awards, respectively, were excluded from the calculation since the effect would have been anti-dilutive.  For the three and six months ended June 30, 2009, 1.9 million and 2.9 million share-based awards, respectively, were excluded from the calculation since the effect would have been anti-dilutive.

The 1.625% Series A, 1.50% Series B and 1.50% Series C Convertible Senior Notes did not have an effect on the calculation for the periods presented.  See Note 9—Debt.

Drilling Fleet	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Drilling Fleet Expansion and Dispositions
Note 8-Drilling Fleet

Expansion-Construction work in progress, recorded in property and equipment, was  $2.6 billion and  $3.7 billion at June 30, 2010 and December 31, 2009, respectively.  The following table presents actual capital expenditures and other capital additions, including capitalized interest, for our remaining major construction projects (in millions):

	Six months ended June 30, 2010	Through December 31, 2009	Total costs

Discoverer Luanda (a)	$160	$535	$695
Deepwater Champion (b)	56	527	583
Discoverer India	50	541	591
Dhirubhai Deepwater KG2 (c) (d)	33	641	674
Discover Inspiration (c)	7	667	674
Capitalized interest	47	183	230
Mobilization costs	36	19	55
Total	$389	$3,113	$3,502
__________________________
(a)
The costs for Discoverer Luanda represent 100 percent of expenditures incurred since inception.  ADDCL is responsible for all of these costs.  We hold a 65 percent interest in ADDCL, and Angco Cayman Limited holds the remaining 35 percent interest.

(b)
These costs include our initial investment in Deepwater Champion of  $109 million, representing the estimated fair value of the rig at the time of our merger with GlobalSantaFe Corporation ("GlobalSantaFe") in November 2007.

(c)	The accumulated construction costs of these rigs are no longer included in construction work in progress, as their construction projects had been completed as of June 30, 2010.
(d)
The cost for Dhirubhai Deepwater KG2 represents 100 percent of TPDI's expenditures, including those incurred prior to our investment in the joint venture.  TPDI is responsible for all of these costs.  We hold a 50 percent interest in TPDI, and Pacific Drilling Limited ("Pacific Drilling") holds the remaining 50 percent interest.

During the six months ended June 30, 2010, we acquired GSF Explorer, an asset formerly held under capital lease, in exchange for a cash payment in the amount of  $15 million, terminating the capital lease obligation.  See Note 9-Debt.

Dispositions-During the six months ended June 30, 2010, we completed the sale of two Midwater Floaters, GSF Arctic II and GSF Arctic IV.  In connection with the sale, we received net cash proceeds of  $38 million and non-cash proceeds in the form of two notes receivable in the aggregate amount of  $165 million.  The notes receivable, which are secured by the drilling units, have stated interest rates of 9 percent and are payable in scheduled quarterly installments of principal and interest through maturity in January 2015.  We estimated the fair values of the notes receivable based on unobservable inputs that require significant judgment, for which there is little or no market data, including the credit rating of the buyer.  We continue to operate GSF Arctic IV under a short-term bareboat charter with the new owner of the vessel through October 2010.  As a result of the sale, we recognized a loss on disposal of assets in the amount of  $15 million ( $0.04 per diluted share), which had no tax effect for the six months ended June 30, 2010.  For the three and six months ended June 30, 2010, we recognized gains on disposal of other unrelated assets in the amounts of  $1 million and  $2 million, respectively.

During the six months ended June 30, 2009, we received net proceeds of  $8 million in connection with our sale of Sedco 135-D and disposals of other unrelated property and equipment, and these disposals had no net effect on income taxes or net income.  During the three months ended June 30, 2009, we recognized a loss on disposal of assets of  $4 million ( $0.01 per diluted share), which had no tax effect.

Deepwater Horizon-On April 22, 2010, the Ultra-Deepwater Floater Deepwater Horizon sank after a blowout of the Macondo well caused a fire and explosion on the rig.  The rig had an insured value of  $560 million, which was not subject to a deductible, and our insurance underwriters have declared the vessel a total loss.  During the three months ended June 30, 2010, we received  $560 million in cash proceeds from insurance recoveries related to the loss of the drilling unit and, for the three and six months ended June 30, 2010, we recognized a gain on the loss of the rig in the amount of  $267 million ( $0.83 per diluted share), which had no tax effect.  See Note 12-Contingencies.

Debt	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Debt
Note 9—Debt

Our debt, net of unamortized discounts, premiums and fair value adjustments, was comprised of the following (in millions):

	June 30, 2010			December 31, 2009
	Transocean Ltd. and subsidiaries	Consolidated variable interest entities	Consolidated total	Transocean Ltd. and subsidiaries	Consolidated variable interest entities	Consolidated total

ODL Loan Facility	$10	$—	$10	$10	$—	$10
Commercial paper program (a)	104	—	104	281	—	281
6.625% Notes due April 2011 (a)	168	—	168	170	—	170
5% Notes due February 2013	254	—	254	247	—	247
5.25% Senior Notes due March 2013 (a)	509	—	509	496	—	496
TPDI Credit Facilities due March 2015	—	595	595	—	581	581
ADDCL Credit Facilities due August 2017	—	241	241	—	454	454
TPDI Notes due October 2019	—	148	148	—	148	148
6.00% Senior Notes due March 2018 (a)	997	—	997	997	—	997
7.375% Senior Notes due April 2018 (a)	247	—	247	247	—	247
Capital lease obligation due July 2026	—	—	—	15	—	15
8% Debentures due April 2027 (a)	57	—	57	57	—	57
7.45% Notes due April 2027 (a)	96	—	96	96	—	96
7% Senior Notes due June 2028	312	—	312	313	—	313
Capital lease contract due August 2029	703	—	703	711	—	711
7.5% Notes due April 2031 (a)	598	—	598	598	—	598
1.625% Series A Convertible Senior Notes due December 2037 (a)	1,281	—	1,281	1,261	—	1,261
1.50% Series B Convertible Senior Notes due December 2037 (a)	2,093	—	2,093	2,057	—	2,057
1.50% Series C Convertible Senior Notes due December 2037 (a)	2,014	—	2,014	1,979	—	1,979
6.80% Senior Notes due March 2038 (a)	999	—	999	999	—	999
Total debt	10,442	984	11,426	10,534	1,183	11,717
Less debt due within one year
ODL Loan Facility	10	—	10	10	—	10
Commercial paper program (a)	104	—	104	281	—	281
6.625% Notes due April 2011 (a)	168	—	168	—	—	—
TPDI Credit Facilities due March 2015	—	70	70	—	52	52
ADDCL Credit Facilities due August 2017	—	12	12	—	248	248
Capital lease contract due August 2029	17	—	17	16	—	16
1.625% Series A Convertible Senior Notes due December 2037 (a)	1,281	—	1,281	1,261	—	1,261
Total debt due within one year	1,580	82	1,662	1,568	300	1,868
Total long-term debt	$8,862	$902	$9,764	$8,966	$883	$9,849
__________________________
(a)
Transocean Inc., a wholly owned subsidiary of Transocean Ltd., is the issuer of the notes and debentures, which have been guaranteed by Transocean Ltd.  Transocean Ltd. has also guaranteed borrowings under the commercial paper program and the Five-Year Revolving Credit Facility.  Transocean Ltd.’s guarantee of debt securities of Transocean Inc. is full and unconditional.  See Note 15—Supplementary Information – Condensed Consolidating Financial Information.

Scheduled maturities—In preparing the scheduled maturities of our debt, we assume the noteholders will exercise their options to require us to repurchase the 1.625% Series A, 1.50% Series B and 1.50% Series C Convertible Senior Notes (collectively, the “Convertible Senior Notes”) in December 2010, 2011 and 2012, respectively.  At June 30, 2010, the scheduled maturities of our debt were as follows (in millions):

	Transocean Ltd. and subsidiaries	Consolidated variable interest entities	Consolidated total
Twelve months ending June 30,
2011	$1,595	$82	$1,677
2012	2,218	96	2,314
2013	2,969	98	3,067
2014	21	99	120
2015	23	346	369
Thereafter	3,909	263	4,172
Total debt, excluding unamortized discounts, premiums and fair value adjustments	10,735	984	11,719
Total unamortized discounts, premiums and fair value adjustments	(293)	—	(293)
Total debt	$10,442	$984	$11,426

Commercial paper program—We maintain a commercial paper program, which is supported by the Five-Year Revolving Credit Facility, under which we may issue privately placed, unsecured commercial paper notes for general corporate purposes up to a maximum aggregate outstanding amount of  $1.5 billion.  At June 30, 2010,  $104 million in commercial paper was outstanding at a weighted-average interest rate of 0.5 percent, excluding commissions.

Five-Year Revolving Credit Facility—We have a  $2.0 billion, five-year revolving credit facility under the Five-Year Revolving Credit Facility Agreement dated November 27, 2007, as amended (the “Five-Year Revolving Credit Facility”).  Throughout the term of the Five-Year Revolving Credit Facility, we pay a facility fee on the daily amount of the underlying commitment, whether used or unused, which ranges from 0.10 percent to 0.30 percent and was 0.15 percent at June 30, 2010.  At June 30, 2010, we had  $81 million in letters of credit issued and outstanding and no borrowings outstanding under the Five-Year Revolving Credit Facility.

TPDI Credit Facilities—TPDI has a bank credit agreement for a  $1.265 billion secured credit facility (the “TPDI Credit Facilities”) comprised of a  $1.0 billion senior term loan, a  $190 million junior term loan and a  $75 million revolving credit facility, which was established to finance the construction of and is secured by Dhirubhai Deepwater KG1 and Dhirubhai Deepwater KG2.  One of our subsidiaries participates in the secured term loan with an aggregate commitment of  $595 million.  At June 30, 2010,  $1.2 billion was outstanding under the TPDI Credit Facilities, of which  $577 million was due to one of our subsidiaries and was eliminated in consolidation.  The weighted-average interest rate on June 30, 2010 was 2.1 percent.  See Note 10—Derivatives and Hedging.

In April 2010, we had a letter of credit issued in the amount of  $60 million on behalf of TPDI to satisfy its liquidity requirements under the TPDI Credit Facilities.

TPDI Notes—TPDI has issued promissory notes (the “TPDI Notes”) payable to its two shareholders, Pacific Drilling and one of our subsidiaries, which have maturities through October 2019.  At June 30, 2010, the aggregate outstanding principal amount was  $296 million, of which  $148 million was due to one of our subsidiaries and has been eliminated in consolidation.  The weighted-average interest rate on June 30, 2010 was 2.4 percent.

ADDCL Credit Facilities—ADDCL has a senior secured bank credit agreement for a credit facility (the “ADDCL Primary Loan Facility”) comprised of Tranche A, Tranche B and Tranche C for  $215 million,  $270 million and  $399 million, respectively, which was established to finance the construction of and is secured by Discoverer Luanda.  Unaffiliated financial institutions provide the commitment for and the borrowings under Tranche A.  One of our subsidiaries provides the commitment for and the borrowings under Tranche C.  In March 2010, ADDCL terminated Tranche B, having repaid borrowings of  $235 million under Tranche B using borrowings under Tranche C.  At June 30, 2010,  $215 million was outstanding under Tranche A at a weighted-average interest rate of 0.8 percent.  At June 30, 2010,  $399 million was outstanding under Tranche C, which was eliminated in consolidation.

Additionally, ADDCL has a secondary bank credit agreement for a  $90 million credit facility (the “ADDCL Secondary Loan Facility”), for which one of our subsidiaries provides 65 percent of the total commitment.  At June 30, 2010,  $75 million was outstanding under the ADDCL Secondary Loan Facility, of which  $49 million was provided by one of our subsidiaries and has been eliminated in consolidation.  The weighted-average interest rate on June 30, 2010 was 3.7 percent.

Capital lease obligation—During the six months ended June 30, 2010, we acquired GSF Explorer, an asset formerly held under a capital lease, in exchange for a cash payment of  $15 million, thereby terminating the capital lease obligation.  In connection with the termination of the capital lease obligation, we recognized a gain on debt retirement of  $2 million, which had no per diluted share or tax effect.  See Note 8—Drilling Fleet.

1.625% Series A, 1.50% Series B and 1.50% Series C Convertible Senior Notes—The carrying amounts of the liability components of the Convertible Senior Notes were as follows (in millions):

	June 30, 2010			December 31, 2009
	Principal amount	Unamortized discount	Carrying amount	Principal amount	Unamortized discount	Carrying amount
Carrying amount of liability component
Series A Convertible Senior Notes due 2037	$1,299	$(18)	$1,281	$1,299	$(38)	$1,261
Series B Convertible Senior Notes due 2037	2,200	(107)	2,093	2,200	(143)	2,057
Series C Convertible Senior Notes due 2037	2,200	(186)	2,014	2,200	(221)	1,979

The carrying amounts of the equity components of the Convertible Senior Notes were as follows (in millions):

	June 30, 2010	December 31, 2009
Carrying amount of equity component
Series A Convertible Senior Notes due 2037	$215	$215
Series B Convertible Senior Notes due 2037	275	275
Series C Convertible Senior Notes due 2037	352	352

Including the amortization of the unamortized discount, the effective interest rates were 4.88 percent for the Series A Notes, 5.08 percent for the Series B Notes, and 5.28 percent for the Series C Notes.  At June 30, 2010, the remaining period over which the discount will be amortized was less than a year for the Series A Notes, 1.5 years for the Series B Notes and 2.5 years for the Series C Notes.  Interest expense, excluding amortization of debt issue costs, was as follows (in millions):

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009
Interest expense
Series A Convertible Senior Notes due 2037	$15	$22	$30	$47
Series B Convertible Senior Notes due 2037	26	25	52	50
Series C Convertible Senior Notes due 2037	26	25	52	50

Under certain conditions, holders have the right to convert the Convertible Senior Notes at the applicable conversion rate.  As of June 30, 2010, the applicable conversion rate was 5.9310 shares per  $1,000 note, equivalent to a conversion price of  $168.61 per share.  The conversion rate is subject to increase upon the occurrence of certain fundamental changes and adjustment for other corporate events, such as the distribution of cash to our shareholders (see Note 13—Equity).

During the six months ended June 30, 2010, we did not repurchase any of the Convertible Senior Notes.  During the six months ended June 30, 2009, we repurchased an aggregate principal amount of  $440 million of the 1.625% Series A Notes for an aggregate cash payment of  $410 million.  During the three and six months ended June 30, 2009, respectively, we recognized a loss on retirement of  $8 million ( $0.03 per diluted share), with no tax effect, and  $10 million ( $0.03 per diluted share), with no tax effect, associated with the debt component of the 1.625% Series A Notes and recorded additional paid-in capital of  $10 million and  $16 million associated with the equity component of the 1.625% Series A Notes.

Derivatives and Hedging	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Derivatives and Hedging
Note 10—Derivatives and Hedging

Cash flow hedges—TPDI has entered into interest rate swaps, which have been designated and have qualified as a cash flow hedge, to reduce the variability of cash interest payments associated with the variable-rate borrowings under the TPDI Credit Facilities.  The aggregate notional amount corresponds with the aggregate outstanding amount of the borrowings under the TPDI Credit Facilities.  As of June 30, 2010, the aggregate notional amount was  $1.2 billion, of which  $577 million was attributable to the intercompany borrowings provided by one of our subsidiaries and the related balances have been eliminated in consolidation.  At June 30, 2010, the weighted-average variable interest rate associated with the interest rate swaps was 0.3 percent, and the weighted-average fixed interest rate was 2.3 percent.  At June 30, 2010, the interest rate swaps represented a liability measured at a fair value of  $13 million, recorded in other long-term liabilities, with a corresponding increase to accumulated other comprehensive loss.  At December 31, 2009, the interest rate swaps represented an asset measured at a fair value of  $5 million, recorded in other assets, and a liability measured at a fair value of less than  $1 million, recorded in other long-term liabilities, with a corresponding net decrease to accumulated other comprehensive loss.  The amount associated with the ineffective portion of the cash flow hedges was less than  $1 million, recorded in interest expense for the three and six months ended June 30, 2010.  There was no ineffectiveness for the three and six months ended June 30, 2009.

Fair value hedges—Two of our wholly owned subsidiaries have entered into interest rate swaps, which are designated and have qualified as fair value hedges, to reduce our exposure to changes in the fair values of the 5.25% Senior Notes and the 5.00% Notes.  The interest rate swaps have aggregate notional amounts of  $500 million and  $250 million, respectively, equal to the face values of the hedged instruments and have stated maturities that coincide with those of the hedged instruments.  We have determined that the hedging relationships qualify for, and we have applied, the shortcut method of accounting, under which the interest rate swaps are considered to have no ineffectiveness and no ongoing assessment of effectiveness is required.  At June 30, 2010, the weighted-average variable interest rate on the interest rate swaps was 3.7 percent, and the fixed interest rates matched those of the underlying debt instruments.  At June 30, 2010, the interest rate swaps represented an asset measured at fair value of  $14 million, recorded in other assets, with a corresponding increase to the carrying amounts of the underlying debt instruments.  At December 31, 2009, the interest rate swaps represented a liability measured at a fair value of  $4 million, recorded in other long-term liabilities, with a corresponding decrease to the carrying amount of the underlying debt instrument.

Postemployment Benefit Plans	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Postemployment Benefit Plans
Note 11—Postemployment Benefit Plans

Defined benefit pension plans and other postretirement employee benefit plans—We have several defined benefit pension plans, both funded and unfunded, covering substantially all of our U.S. employees, including certain frozen plans, assumed in connection with our mergers, that cover certain current employees and certain former employees and directors of our predecessors (the “U.S. Plans”).  We also have various defined benefit plans in the U.K., Norway, Nigeria, Egypt and Indonesia that cover our employees in those areas (the “Non-U.S. Plans”).  Additionally, we offer several unfunded contributory and noncontributory other postretirement employee benefit plans (the “OPEB Plans”) covering substantially all of our U.S. employees.  The components of net periodic benefit costs, before tax, and funding contributions were as follows (in millions):

	Three months ended June 30, 2010				Three months ended June 30, 2009
	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total
Net periodic benefit costs
Service cost	$11	$4	$1	$16	$11	$4	$1	$16
Interest cost	14	5	—	19	13	4	—	17
Expected return on plan assets	(15)	(3)	—	(18)	(14)	(4)	—	(18)
Settlements and curtailments	2	—	—	2	—	—	—	—
Actuarial losses, net	3	1	—	4	5	—	—	5
Prior service cost, net	(1)	—	—	(1)	(1)	1	—	—
Net periodic benefit costs	$14	$7	$1	$22	$14	$5	$1	$20

Funding contributions	$49	$4	$1	$54	$45	$—	$1	$46

	Six months ended June 30, 2010				Six months ended June 30, 2009
	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total
Net periodic benefit costs
Service cost	$21	$10	$1	$32	$22	$8	$1	$31
Interest cost	27	8	1	36	25	8	1	34
Expected return on plan assets	(29)	(8)	—	(37)	(27)	(7)	—	(34)
Settlements and curtailments	2	1	—	3	2	—	—	2
Actuarial losses, net	7	4	—	11	9	—	—	9
Prior service cost, net	(1)	—	(1)	(2)	(1)	1	—	—
Net periodic benefit costs	$27	$15	$1	$43	$30	$10	$2	$42

Funding contributions	$51	$8	$3	$62	$47	$1	$2	$50

Severance plan—Following our merger with GlobalSantaFe in 2007, we established a plan to consolidate operations and administrative functions and identified 377 employees that were involuntarily terminated pursuant to this plan.  We recognized  $5 million and  $8 million of severance expense, recorded in either operating and maintenance expense or general and administrative expense and paid  $13 million and  $9 million in severance payments under this plan in the six months ended June 30, 2010 and June 30, 2009, respectively.  No additional expense will be recognized under the severance plan, which expired in January 2010.  The liability associated with the severance plan, recorded in other current liabilities, was  $9 million and  $17 million at June 30, 2010 and December 31, 2009, respectively.  Since the severance plan’s inception in 2007, we have paid  $66 million in termination benefits under the plan.

Contingencies	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Contingencies
Note 12—Contingencies

Macondo well incident

Overview—On April 22, 2010, the Ultra-Deepwater Floater Deepwater Horizon sank after a blowout of the Macondo well caused a fire and explosion on the rig.  Eleven persons have been declared dead and others were injured as a result of the incident.  At the time of the explosion, Deepwater Horizon was located approximately 41 miles off the coast of Louisiana in Mississippi Canyon Block 252 and was contracted to BP America Production Co. (“BP”).

As we continue to investigate the cause or causes of the incident, we are evaluating its consequences.  Although we cannot predict the final outcome or estimate the reasonably possible range of loss with certainty, as of June 30, 2010, we have recognized a liability of approximately  $80 million, recorded in other current liabilities on our condensed consolidated balance sheet based on estimated losses related to the incident that we believe are probable and for which a reasonable estimate can be made.  We believe that a portion of this liability may be recoverable from insurance.  New information or future developments could require us to adjust our disclosures and our estimated liabilities and insurance recoveries.  See “—Retained risk” and “—Contractual indemnity.”

Litigation—As of June 30, 2010, 206 actions or claims have been filed against Transocean entities, along with other unaffiliated defendants, in state and federal courts.  Additionally, government agencies have initiated investigations into the Macondo well incident.  We have categorized below the nature of the legal actions or claims.  We are evaluating all claims and intend to vigorously defend any claims and pursue any and all defenses available.  In addition, we believe we are entitled to contractual defense and indemnity for all wrongful death and personal injury claims made by non-employees and third-party subcontractors’ employees as well as all liabilities for pollution or contamination, other than for pollution or contamination originating on or above the surface of the water.  See “—Contractual indemnity.”

Wrongful death and personal injury—Since April 2010, we and one or more of our subsidiaries have been named, along with other unaffiliated defendants, in eight complaints that were filed in state and federal courts in Louisiana and Texas involving multiple plaintiffs that allege wrongful death and other personal injuries arising out of the Macondo well incident.  The complaints generally allege negligence and seek awards of unspecified economic damages and punitive damages.  BP p.l.c., MI-SWACO and Weatherford Ltd. have, based on contractual arrangements, also made indemnity demands upon us with respect to personal injury and wrongful death claims asserted by our employees or representatives of our employees against these entities.  See “—Contractual indemnity.”

Economic loss—Since April 2010, we and one or more of our subsidiaries have been named, along with other unaffiliated defendants, in 50 individual complaints as well as 139 putative class-action complaints filed in the federal and state courts in Louisiana, Texas, Mississippi, Alabama, Georgia, Kentucky, South Carolina, Tennessee, Colorado and possibly other courts.  The complaints generally allege, among other things, potential economic losses as a result of environmental pollution arising out of the Macondo well incident and are based primarily on the Oil Pollution Act of 1990 (“OPA”) and state OPA analogues.  See “—Environmental matters.” One complaint also alleges a violation of the Racketeer Influenced and Corrupt Organizations Act.  The plaintiffs are generally seeking awards of unspecified economic, compensatory and punitive damages, as well as injunctive relief.  See “—Contractual indemnity.”

Federal securities claims—Since April 2010, three federal securities law class actions have been filed naming us and certain of our officers and directors as defendants, two of which were filed in the United States District Court, Southern District of New York, and one of which was filed in the United States District Court, Eastern District of Louisiana.  These actions generally allege violations of Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”), Rule 10b5 promulgated under the Exchange Act and Section 20(a) of the Exchange Act in connection with the Macondo well incident.  The plaintiffs are generally seeking awards of unspecified economic damages, including damages resulting from the recent decline in our stock price.

Shareholder derivative claims—In June 2010, two shareholder derivative suits were filed naming us as a nominal defendant and certain of our officers and directors as defendants in the District Courts of the State of Texas.  The first case generally alleges breach of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement and waste of corporate assets in connection with the Macondo well incident and the other generally alleges breach of fiduciary duty, unjust enrichment and waste of corporate assets in connection with the Macondo well incident.  The plaintiffs are generally seeking, on behalf of Transocean, restitution and disgorgement of all profits, benefits and other compensation from the defendants.

Environmental matters—Environmental claims under two different schemes, statutory and common law, and in two different regimes, federal and state, have been asserted against us.  See “—Litigation—Economic loss.”  Liability under many statutes is imposed without fault, but such statutes often allow the amount of damages to be limited.  In contrast, common law liability requires proof of fault and causation, but generally has no readily defined limitation on damages, other than the type of damages that may be redressed.  We have described below certain significant applicable environmental statutes and matters relating to the Macondo well incident.  As described below, we believe that we have limited statutory environmental liability and we are entitled to contractual defense and indemnity for all liabilities for pollution or contamination, other than for pollution or contamination originating on or above the surface of the water.  See “—Contractual indemnity.”

Oil Pollution Act—OPA imposes strict liability on responsible parties of vessels or facilities from which oil is discharged into or upon navigable waters or adjoining shore lines.  OPA defines the responsible parties with respect to the source of discharge.  We believe that the owner or operator of a mobile offshore drilling unit (“MODU”), such as Deepwater Horizon, is only a responsible party with respect to discharges from the vessel that occur on or above the surface of the water.  As the responsible party for Deepwater Horizon, we believe we are responsible only for the discharges of oil emanating from the rig.  Therefore, we believe we are not responsible for the discharged hydrocarbons from the Macondo well.

Responsible parties for discharges are liable for: (1) removal and cleanup costs, (2) damages that result from the discharge, including natural resources damages, generally up to a statutorily defined limit, (3) reimbursement for government efforts and (4) certain other specified damages.  For responsible parties of MODUs, the limitation on liability is determined based on the gross tonnage of the vessel.  The statutory limits are not applicable, however, if the discharge is the result of gross negligence, willful misconduct, or violation of federal construction or permitting regulations by the responsible party or a party in a contractual relationship with the responsible party.

Other federal statutes—Several of the claimants have made assertions under other statutes, including the Clean Water Act, the Endangered Species Act, the Migratory Bird Treaty Act and the Clean Air Act.

State environmental laws—As of June 30, 2010, claims have been asserted by private claimants under state environmental statutes in Florida, Louisiana and Mississippi.  As described below, the only claim currently asserted by a state government is pending in Louisiana.

In June 2010, the Louisiana Department of Environmental Quality (the “LDEQ”) issued a consolidated compliance order and notice of potential penalty to us and certain of our subsidiaries asking us to eliminate and remediate discharges of oil and other pollutants into waters and property located in the State of Louisiana, and to submit a plan and report in response to the order.  We have requested that the LDEQ rescind the enforcement actions against us and our subsidiaries because the remediation actions that are the subject of such orders are actions that do not involve us or our subsidiaries, as we are not involved in the remediation or clean-up activities.  Alternatively, if the LDEQ will not rescind the enforcement actions altogether, we have requested the LDEQ to dismiss the enforcement actions against us and certain of our subsidiaries as these entities are not proper parties to the enforcement actions and were improperly served.  We have requested an administrative hearing on the charges alleged in these orders.

By letter dated May 5, 2010, the Attorneys General of the five Gulf Coast states of Alabama, Florida, Louisiana, Mississippi and Texas informed us that they intend to seek recovery of pollution clean up costs and related damages arising from the Macondo well incident.  In addition, by letter dated June 21, 2010, the Attorneys General of the 11 Atlantic Coast states of Connecticut, Delaware, Georgia, Maine, Maryland, Massachusetts, New Hampshire, New York, North Carolina, Rhode Island and South Carolina informed us that their states have not sustained any damage from the Macondo well incident but they would like assurances that we will be responsible financially if damages are sustained.  We responded to each letter from the Attorneys General and indicated that we intend to fulfill our obligations as a responsible party for any discharge of oil from Deepwater Horizon on or above the surface of the water, and we assume that the operator will similarly fulfill its obligations under OPA for the ongoing discharge from the undersea well.

Wreck removal—We may be requested to remove the diesel fuel from the wreckage, if it is present, as well as various forms of debris from Deepwater Horizon.  We have insurance coverage for wreck removal for up to 25 percent of Deepwater Horizon’s insured value, or  $140 million, with any excess wreck removal liability, generally covered to the extent of our excess liability coverage.

Contractual indemnity—Under our drilling contract for Deepwater Horizon, the operator has agreed, among other things, to assume full responsibility for and defend, release and indemnify us from any loss, expense, claim, fine, penalty or liability for pollution or contamination, including control and removal thereof, arising out of or connected with operations under the contract other than for pollution or contamination originating on or above the surface of the water from hydrocarbons or other specified substances within the control and possession of the contractor, as to which we agreed to assume responsibility and protect, release and indemnify the operator.  Although we do not believe it is applicable to the Macondo well incident, we also agreed to indemnify and defend the operator up to a limit of  $15 million for claims for loss or damage to third parties arising from pollution caused by the rig while it is off the drilling location, while the rig is underway or during drive off or drift off of the rig from the drilling location.  The operator has also agreed, among other things, (1) to defend, release and indemnify us against loss or damage to the reservoir, and loss of property rights to oil, gas and minerals below the surface of the earth and (2) to defend, release and indemnify us and bear the cost of bringing the well under control in the event of a blowout or other loss of control.  We agreed to defend, release and indemnify the operator for personal injury and death of our employees, invitees and the employees of our subcontractors while the operator agreed to defend, release and indemnify us for personal injury and death of its employees, invitees and the employees of its other subcontractors (other than us).  We have also agreed to defend, release and indemnify the operator for damages to the rig and equipment, including salvage or removal costs.

Given the potential amounts involved in connection with the Macondo well incident, the operator may seek to avoid its indemnification obligations.  In particular, the operator, in response to our request for indemnification, has generally reserved all of its rights and stated that it could not at this time conclude that it is obligated to indemnify us.  In doing so, the operator has asserted that the facts are not sufficiently developed to determine who is responsible and has cited a variety of possible legal theories based upon the contract and facts still to be developed.  We believe this reservation of rights is without justification and that the operator is required to honor its indemnification obligations contained in our contract and described above.

Other legal proceedings

Asbestos litigation—In 2004, several of our subsidiaries were named, along with numerous other unaffiliated defendants, in 21 complaints filed on behalf of 769 plaintiffs in the Circuit Courts of the State of Mississippi and which claimed injuries arising out of exposure to asbestos allegedly contained in drilling mud during these plaintiffs’ employment in drilling activities between 1965 and 1986.  A Special Master, appointed to administer these cases pre-trial, subsequently required that each individual plaintiff file a separate lawsuit, and the original 21 multi-plaintiff complaints were then dismissed by the Circuit Courts.  The amended complaints resulted in one of our subsidiaries being named as a direct defendant in seven cases.  We have or may have an indirect interest in an additional 17 cases.  The complaints generally allege that the defendants used or manufactured asbestos-containing products in connection with drilling operations and have included allegations of negligence, products liability, strict liability and claims allowed under the Jones Act and general maritime law.  The plaintiffs generally seek awards of unspecified compensatory and punitive damages.  In each of these cases, the complaints have named other unaffiliated defendant companies, including companies that allegedly manufactured the drilling-related products that contained asbestos.  None of the cases in which one of our subsidiaries is a named defendant has been scheduled for trial in 2010, and the preliminary information available on these claims is not sufficient to determine if there is an identifiable period for alleged exposure to asbestos, whether any asbestos exposure in fact occurred, the vessels potentially involved in the claims, or the basis on which the plaintiffs would support claims that their injuries were related to exposure to asbestos.  However, the initial evidence available would suggest that we would have significant defenses to liability and damages.  In 2009, two cases that were part of the original 2004 multi-plaintiff suits went to trial in Mississippi against unaffiliated defendant companies which allegedly manufactured drilling-related products containing asbestos.  We were not a defendant in either of these cases.  One of the cases resulted in a substantial jury verdict in favor of the plaintiff, and this verdict was subsequently vacated by the trial judge on the basis that the plaintiff failed to meet its burden of proof.  While the court’s decision is consistent with our general evaluation of the strength of these cases, it has not been reviewed on appeal.  The second case resulted in a verdict completely in favor of the defendants.  There have been no other trials involving any of the parties to the original 21 complaints.  We intend to defend these lawsuits vigorously, although there can be no assurance as to the ultimate outcome.  We historically have maintained broad liability insurance, although we are not certain whether insurance will cover the liabilities, if any, arising out of these claims.  Based on our evaluation of the exposure to date, we do not expect the liability, if any, resulting from these claims to have a material adverse effect on our consolidated statement of financial position, results of operations or cash flows.

One of our subsidiaries was involved in lawsuits arising out of the subsidiary’s involvement in the design, construction and refurbishment of major industrial complexes.  The operating assets of the subsidiary were sold and its operations discontinued in 1989, and the subsidiary has no remaining assets other than the insurance policies involved in its litigation, fundings from settlements with insurers, assigned rights from insurers and “coverage-in-place” settlement agreements with insurers, and funds received from the cancellation of certain insurance policies.  The subsidiary has been named as a defendant, along with numerous other companies, in lawsuits alleging personal injury as a result of exposure to asbestos.  As of June 30, 2010, the subsidiary was a defendant in approximately 1,062 lawsuits.  Some of these lawsuits include multiple plaintiffs and we estimate that there are approximately 2,569 plaintiffs in these lawsuits.  For many of these lawsuits, we have not been provided with sufficient information from the plaintiffs to determine whether all or some of the plaintiffs have claims against the subsidiary, the basis of any such claims, or the nature of their alleged injuries.  The first of the asbestos-related lawsuits was filed against this subsidiary in 1990.  Through June 30, 2010, the amounts expended to resolve claims, including both attorneys’ fees and expenses and settlement costs, have not been material, and all deductibles with respect to the primary insurance have been satisfied.  The subsidiary continues to be named as a defendant in additional lawsuits, and we cannot predict the number of additional cases in which it may be named a defendant nor can we predict the potential costs to resolve such additional cases or to resolve the pending cases.  However, the subsidiary has in excess of  $1 billion in insurance limits potentially available to the subsidiary.  Although not all of the policies may be fully available due to the insolvency of certain insurers, we believe that the subsidiary will have sufficient funding from settlements and claims payments from insurers, assigned rights from insurers and “coverage-in-place” settlement agreements with insurers to respond to these claims.  While we cannot predict or provide assurance as to the final outcome of these matters, we do not believe that the current value of the claims where we have been identified will have a material impact on our consolidated statement of financial position, results of operations or cash flows.

Rio de Janeiro tax assessment—In the third quarter of 2006, we received tax assessments of approximately  $164 million from the state tax authorities of Rio de Janeiro in Brazil against one of our Brazilian subsidiaries for taxes on equipment imported into the state in connection with our operations.  The assessments resulted from a preliminary finding by these authorities that our subsidiary’s record keeping practices were deficient.  We currently believe that the substantial majority of these assessments are without merit.  We filed an initial response with the Rio de Janeiro tax authorities on September 9, 2006 refuting these additional tax assessments.  In September 2007, we received confirmation from the state tax authorities that they believe the additional tax assessments are valid, and as a result, we filed an appeal on September 27, 2007 to the state Taxpayer’s Council contesting these assessments.  While we cannot predict or provide assurance as to the final outcome of these proceedings, we do not expect it to have a material adverse effect on our consolidated statement of financial position, results of operations or cash flows.

Patent litigation—Several of our subsidiaries have been sued by Heerema Engineering Services (“Heerema”) in the United States District Court for the Southern District of Texas for patent infringement, claiming that we infringe their U.S. patent entitled Method and Device for Drilling Oil and Gas.  Heerema claims that our Enterprise class, advanced Enterprise class, Express class and Development Driller class of drilling rigs operating in the U.S. Gulf of Mexico infringe on this patent.  Heerema seeks unspecified damages and injunctive relief.  The court has held a hearing on construction of their patent but has not yet issued a decision.  We deny liability for patent infringement, believe that their patent is invalid and intend to vigorously defend against the claim.  We do not expect the liability, if any, resulting from this claim to have a material adverse effect on our consolidated statement of financial position, results of operations or cash flows.

Other matters—We are involved in various tax matters and various regulatory matters.  We are also involved in lawsuits relating to damage claims arising out of hurricanes Katrina and Rita, all of which are insured and which are not material to us.  In addition, as of June 30, 2010, we were involved in a number of other lawsuits, including a dispute for municipal tax payments in Brazil and a dispute involving customs procedures in India, neither of which is material to us, and all of which have arisen in the ordinary course of our business.  We do not expect the liability, if any, resulting from these other matters to have a material adverse effect on our consolidated statement of financial position, results of operations or cash flows.  We cannot predict with certainty the outcome or effect of any of the litigation matters specifically described above or of any such other pending or threatened litigation.  There can be no assurance that our beliefs or expectations as to the outcome or effect of any lawsuit or other litigation matter will prove correct and the eventual outcome of these matters could materially differ from management’s current estimates.

Other environmental matters

Hazardous waste disposal sites—We have certain potential liabilities under the Comprehensive Environmental Response, Compensation and Liability Act (“CERCLA”) and similar state acts regulating cleanup of various hazardous waste disposal sites, including those described below.  CERCLA is intended to expedite the remediation of hazardous substances without regard to fault.  Potentially responsible parties (“PRPs”) for each site include present and former owners and operators of, transporters to and generators of the substances at the site.  Liability is strict and can be joint and several.

We have been named as a PRP in connection with a site located in Santa Fe Springs, California, known as the Waste Disposal, Inc. site.  We and other PRPs have agreed with the U.S. Environmental Protection Agency (“EPA”) and the U.S. Department of Justice (“DOJ”) to settle our potential liabilities for this site by agreeing to perform the remaining remediation required by the EPA.  The form of the agreement is a consent decree, which has been entered by the court.  The parties to the settlement have entered into a participation agreement, which makes us liable for approximately eight percent of the remediation and related costs.  The remediation is complete, and we believe our share of the future operation and maintenance costs of the site is not material.  There are additional potential liabilities related to the site, but these cannot be quantified, and we have no reason at this time to believe that they will be material.

One of our subsidiaries has been ordered by the California Regional Water Quality Control Board (“CRWQCB”) to develop a testing plan for a site known as Campus 1000 Fremont in Alhambra, California.  This site was formerly owned and operated by certain of our subsidiaries.  It is presently owned by an unrelated party, which has received an order to test the property.  We have also been advised that one or more of our subsidiaries is likely to be named by the EPA as a PRP for the San Gabriel Valley, Area 3, Superfund site, which includes this property.  Testing has been completed at the property but no contaminants of concern were detected.  In discussions with CRWQCB staff, we were advised of their intent to issue us a “no further action” letter but it has not yet been received.  Based on the test results, we would contest any potential liability.  We have no knowledge at this time of the potential cost of any remediation, who else will be named as PRPs, and whether in fact any of our subsidiaries is a responsible party.  The subsidiaries in question do not own any operating assets and have limited ability to respond to any liabilities.

Resolutions of other claims by the EPA, the involved state agency or PRPs are at various stages of investigation.  These investigations involve determinations of:

▪	the actual responsibility attributed to us and the other PRPs at the site;
▪	appropriate investigatory or remedial actions; and
▪	allocation of the costs of such activities among the PRPs and other site users.

Our ultimate financial responsibility in connection with those sites may depend on many factors, including:

▪	the volume and nature of material, if any, contributed to the site for which we are responsible;
▪	the numbers of other PRPs and their financial viability; and
▪	the remediation methods and technology to be used.

It is difficult to quantify with certainty the potential cost of these environmental matters, particularly in respect of remediation obligations.  Nevertheless, based upon the information currently available, we believe that our ultimate liability arising from all environmental matters, including the liability for all other related pending legal proceedings, asserted legal claims and known potential legal claims which are likely to be asserted, is adequately accrued and should not have a material effect on our financial position, or ongoing results of operations.  Estimated costs of future expenditures for environmental remediation obligations are not discounted to their present value.

Contamination litigation

On July 11, 2005, one of our subsidiaries was served with a lawsuit filed on behalf of three landowners in Louisiana in the 12th Judicial District Court for the Parish of Avoyelles, State of Louisiana.  The lawsuit named 19 other defendants, all of which were alleged to have contaminated the plaintiffs’ property with naturally occurring radioactive material, produced water, drilling fluids, chlorides, hydrocarbons, heavy metals and other contaminants as a result of oil and gas exploration activities.  Experts retained by the plaintiffs issued a report suggesting significant contamination in the area operated by the subsidiary and another codefendant, and claimed that over  $300 million would be required to properly remediate the contamination.  The experts retained by the defendants conducted their own investigation and concluded that the remediation costs would amount to no more than  $2.5 million.

The plaintiffs and the codefendant threatened to add GlobalSantaFe as a defendant in the lawsuit under the “single business enterprise” doctrine contained in Louisiana law.  The single business enterprise doctrine is similar to corporate veil piercing doctrines.  On August 16, 2006, our subsidiary and its immediate parent company, each of which is an entity that no longer conducts operations or holds assets, filed voluntary petitions for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware.  Later that day, the plaintiffs dismissed our subsidiary from the lawsuit.  Subsequently, the codefendant filed various motions in the lawsuit and in the Delaware bankruptcies attempting to assert alter ego and single business enterprise claims against GlobalSantaFe and two other subsidiaries in the lawsuit.  The efforts to assert alter ego and single business enterprise theory claims against GlobalSantaFe were rejected by the Court in Avoyelles Parish, and the lawsuit against the other defendant went to trial on February 19, 2007.  This lawsuit was resolved at trial with a settlement by the codefendant that included a  $20 million payment and certain cleanup activities to be conducted by the codefendant.

The codefendant sought to dismiss the bankruptcies.  In addition, the codefendant filed proofs of claim against both our subsidiary and its parent with regard to its claims arising out of the settlement of the lawsuit.  On February 15, 2008, the Bankruptcy Court denied the codefendant’s request to dismiss the bankruptcy case but modified the automatic stay to allow the codefendant to proceed on its claims against the debtors, our subsidiary and its parent, and their insurance companies.  The codefendant subsequently filed suit against the debtors and certain of its insurers in the Court of Avoyelles Parish to determine their liability for the settlement.  The denial of the motion to dismiss the bankruptcies was appealed.  On appeal the bankruptcy cases were ordered to be dismissed, and the bankruptcies were dismissed on June 14, 2010.

On March 10, 2010, GlobalSantaFe and the two subsidiaries filed a declaratory judgment action in State District Court in Houston, Texas against the codefendant and the debtors seeking a declaration that GlobalSantaFe and the two subsidiaries had no liability under legal theories advanced by the codefendant.  On March 11, 2010, the codefendant filed a motion for leave to amend the pending litigation in Avoyelles Parish to add GlobalSantaFe, Transocean Worldwide Inc., its successor and our wholly owned subsidiary, and one of the subsidiaries as well as various additional insurers.  Leave to amend was granted and the amended petition was filed.  An extension to respond for all purposes was agreed until April 28, 2010 for the debtors, GlobalSantaFe, Transocean Worldwide Inc. and the subsidiary.  On April 28, 2010, GlobalSantaFe and its two subsidiaries filed various exceptions seeking dismissal of the Avoyelles Parish lawsuit, which have been denied.

We believe that these legal theories should not be applied against GlobalSantaFe or Transocean Worldwide Inc.  Our subsidiary, its parent and GlobalSantaFe intend to continue to vigorously defend against any action taken in an attempt to impose liability against them under the theories discussed above or otherwise and believe they have good and valid defenses thereto.  We do not believe that these claims will have a material impact on our consolidated statement of financial position, results of operations or cash flows.

Retained risk

Our hull and machinery and excess liability insurance program consists of commercial market and captive insurance policies primarily with 12-month and 11-month policy periods beginning on May 1, 2010 and June 1, 2010, respectively.

Under the hull and machinery program, we generally maintain a  $125 million per occurrence deductible, limited to a maximum of  $250 million per policy period.  Subject to the same shared deductible, we also have coverage for costs incurred to mitigate damage to a rig up to an amount equal to 25 percent of a rig’s insured value.  Also subject to the same shared deductible, we have coverage for wreck removal for an amount up to 25 percent of a rig’s insured value, with any excess generally covered to the extent of our excess liability coverage described below.  However, the shared deductible is  $0 in the event of a total loss or a constructive total loss of a drilling unit.

We carry  $950 million of commercial market excess liability coverage, exclusive of deductibles and self-insured retention, noted below, which generally covers offshore risks such as personal injury, third-party property claims, and third-party non-crew claims, including wreck removal and pollution.  Our excess liability coverage has separate (1)  $10 million per occurrence deductibles on crew personal injury liability and on collision liability claims and (2) a separate  $5 million per occurrence deductible on other third-party non-crew claims.  These types of excess liability coverages are subject to an additional aggregate self-insured retention of  $50 million that is applied to any occurrence in excess of the per occurrence deductible until the  $50 million is exhausted.  We generally retain the risk for any liability losses in excess of  $1.0 billion.

We also carry  $100 million of additional insurance that generally covers expenses that would otherwise be assumed by the well owner, such as costs to control the well, redrill expenses and pollution from the well.  This additional insurance provides coverage for such expenses in circumstances in which we have legal or contractual liability arising from our gross negligence or willful misconduct.  As of June 30, 2010, the insured value of our drilling rig fleet was approximately  $36.9 billion in the aggregate, excluding rigs under construction.

We have elected to self-insure operators extra expense coverage for ADTI and CMI.  This coverage provides protection against expenses related to well control, pollution and redrill liability associated with blowouts.  ADTI’s customers assume, and indemnify ADTI for, liability associated with blowouts in excess of a contractually agreed amount, generally  $50 million.

We generally do not have commercial market insurance coverage for physical damage losses, including liability for wreck removal expenses, to our fleet caused by named windstorms in the U.S. Gulf of Mexico and war perils worldwide.  Except with respect to Dhirubhai Deepwater KG1 and Dhirubhai Deepwater KG2, we generally do not carry insurance for loss of revenue unless contractually required.

Letters of credit and surety bonds

We had letters of credit outstanding totaling  $479 million and  $567 million at June 30, 2010 and December 31, 2009, respectively.  These letters of credit guarantee various contract bidding and performance activities under various committed and uncommitted credit lines provided by several banks.  In April 2010, we had a letter of credit issued in the amount of  $60 million on behalf of TPDI to satisfy its liquidity requirements under the TPDI Credit Facilities, which is included in the total as of June 30, 2010 (see Note 9—Debt).

As is customary in the contract drilling business, we also have various surety bonds in place that secure customs obligations relating to the importation of our rigs and certain performance and other obligations.  Surety bonds outstanding totaled  $24 million and  $31 million at June 30, 2010 and December 31, 2009, respectively.

Equity	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Equity
Note 13—Equity

Shares held by subsidiary—In December 2008, we issued 16 million of our shares to one of our subsidiaries for future use to satisfy our obligations to deliver shares in connection with awards granted under our incentive plans or other rights to acquire our shares.  At June 30, 2010 and December 31, 2009, our subsidiary held 13,455,824 shares and 14,011,416 shares, respectively.

Share repurchase program—In May 2009, at our annual general meeting, our shareholders approved and authorized our board of directors, at its discretion, to repurchase an amount of our shares for cancellation with an aggregate purchase price of up to CHF 3.5 billion, which is equivalent to approximately U.S.  $3.2 billion, using an exchange rate of USD 1.00 to CHF 1.08 as of the close of trading on June 30, 2010.  On February 12, 2010, our board of directors authorized our management to implement the share repurchase program.

During the three months ended June 30, 2010, following the authorization by our board of directors, we repurchased 2,146,267 of our shares under our share repurchase program for an aggregate purchase price of CHF 193 million, equivalent to  $180 million.  During the six months ended June 30, 2010, following the authorization by our board of directors, we repurchased 2,863,267 of our shares under our share repurchase program for an aggregate purchase price of CHF 257 million, equivalent to  $240 million.  At June 30, 2010, we held 2,863,267 treasury shares purchased under our share repurchase program, recorded at cost.

Distribution—In May 2010, at our annual general meeting, our shareholders approved a cash distribution in the form of a par value reduction in the aggregate amount of CHF 3.44 per issued share, equal to approximately  $3.19, using an exchange rate of USD 1.00 to CHF 1.08 as of the close of trading on June 30, 2010.  We expect the cash distribution to be calculated and paid in four quarterly installments.  Under Swiss law, upon satisfaction of all legal requirements, we must submit an application to the commercial register in the Canton of Zug to register the applicable par value reduction.

We intend to fund any installments using our available cash balances and our cash flows from operations.  Shareholders are expected to be paid in U.S. dollars, converted using an exchange rate determined by us approximately two business days prior to the payment date, unless shareholders elect to receive the payment in Swiss francs.  Distributions to shareholders in the form of a reduction in par value of our shares are not subject to the 35 percent Swiss withholding tax.  In May 2010, we recognized a distribution payable in the amount of approximately  $1.0 billion, recorded in other current liabilities, with a corresponding entry to additional paid-in capital.  Upon registration of an installment with the commercial register of the Canton of Zug, we expect to reduce our par value and reclassify from additional paid-in capital to shares the portion of the distribution associated with the respective installment.  At June 30, 2010, the carrying amount of the unpaid distribution payable was  $1.0 billion.

Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Fair Value of Financial Instruments
 Note 14—Fair Value of Financial Instruments

We estimate the fair value of each class of financial instruments, for which estimating fair value is practicable, by applying the following methods and assumptions:

Cash and cash equivalents—The carrying amount approximates fair value because of the short maturities of those instruments.

Accounts receivable—The carrying amount, net of valuation allowance, approximates fair value because of the short maturities of those instruments.

Short-term investments—The carrying amount of our short-term investments approximates fair value and represents our estimate of the amount we expect to recover.  Our short-term investments primarily include our investment in The Reserve International Liquidity Fund Ltd.  At June 30, 2010 and December 31, 2009, the carrying amount of our short-term investments was  $32 million and  $38 million, respectively, recorded in other current assets on our condensed consolidated balance sheets.

Notes receivable and working capital loan receivable—The carrying amount represents the estimated fair value, measured using unobservable inputs that require significant judgment, for which there is little or no market data, including the credit rating of the borrower.  At June 30, 2010, the aggregate carrying amount of our notes receivable and working capital loan receivable was  $121 million, including  $10 million and  $111 million recorded in other current assets and other assets, respectively.  We did not hold notes receivable as of December 31, 2009.

Debt—The fair value of our fixed-rate debt is measured using quoted prices for identical instruments in active markets.  Our variable-rate debt is included in the fair values stated below at its carrying amount since the short-term interest rates cause the face value to approximate its fair value.  The TPDI Notes and ODL Loan Facility are included in the fair values stated below at their aggregate carrying amount of  $158 million at June 30, 2010 and December 31, 2009, since there is no available market price for such related-party debt.  The carrying amounts and estimated fair values of our long-term debt, including debt due within one year, were as follows (in millions):

	June 30, 2010		December 31, 2009
	Carrying amount	Fair value	Carrying amount	Fair value

Long-term debt, including current maturities	$10,442	$9,751	$10,534	$11,218
Long-term debt of consolidated variable interest entities, including current maturities	984	997	1,183	1,178

Derivative instruments—The carrying amount of our derivative instruments represents the estimated fair value, measured using direct or indirect observable inputs, including quoted prices or other market data for similar assets or liabilities in active markets or identical assets or liabilities in less active markets.  At June 30, 2010, the carrying amounts of our derivative instruments were  $14 million and  $13 million recorded in other assets and other long-term liabilities, respectively, on our condensed consolidated balance sheets.  At December 31, 2009, the carrying amounts of our derivative instruments were  $5 million and  $5 million recorded in other assets and other long-term liabilities, respectively, on our condensed consolidated balance sheets.

Supplementary Information - Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Condensed Consolidating Financial Information [Text Block]
Note 15—Supplementary Information – Condensed Consolidating Financial Information

Transocean Inc., a wholly owned subsidiary of Transocean Ltd., is the issuer of certain notes and debentures, which have been guaranteed by Transocean Ltd.  Transocean Ltd. has also guaranteed borrowings under the commercial paper program and the Five-Year Revolving Credit Facility.  Transocean Ltd.’s guarantee of debt securities of Transocean Inc. is full and unconditional.  Transocean Ltd. is not subject to any significant restrictions on its ability to obtain funds from its consolidated subsidiaries or entities accounted for under the equity method by dividends, loans or return of capital distributions.

The following tables present condensed consolidating financial information for (a) Transocean Ltd. (the “Parent Guarantor”), (b) Transocean Inc. (the “Subsidiary Issuer”), and (c) the other direct and indirect wholly owned and partially owned subsidiaries of the Parent Guarantor, none of which will guarantee any indebtedness of the Subsidiary Issuer (the “Other Subsidiaries”), as well as (d) the consolidating adjustments necessary to present the condensed financial statements on a consolidated basis.  The financial information may not necessarily be indicative of the results of operations, financial position or cash flows had the subsidiaries operated as independent entities.

	Six months ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Operating revenues	$—	$—	$5,116	$(9)	$5,107

Cost and expenses	19	1	3,465	(9)	3,476

Loss on impairment	—	—	(2)	—	(2)
Gain on disposal of assets, net	—	—	254	—	254
Operating income (loss)	(19)	(1)	1,903	—	1,883

Other income (expense), net
Interest income (expense), net	1	(235)	(29)	—	(263)
Equity in earnings	1,411	1,588	3	(2,999)	3
Other, net	(1)	59	(49)	—	9
	1,411	1,412	(75)	(2,999)	(251)

Income before income tax expense	1,392	1,411	1,828	(2,999)	1,632
Income tax expense	—	—	227	—	227

Net income	1,392	1,411	1,601	(2,999)	1,405
Net income attributable to noncontrolling interest	—	—	13	—	13

Net income attributable to controlling interest	$1,392	$1,411	$1,588	$(2,999)	$1,392

	Six months ended June 30, 2009
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Operating revenues	$—	$—	$6,003	$(3)	$6,000

Cost and expenses	7	2	3,266	(3)	3,272

Loss on impairment	—	—	(288)	—	(288)
Operating income (loss)	(7)	(2)	2,449	—	2,440

Other income (expense), net
Interest income (expense), net	—	(277)	29	—	(248)
Equity in earnings (losses)	1,755	2,078	(1)	(3,833)	(1)
Other, net	—	(12)	3	—	(9)
	1,755	1,789	31	(3,833)	(258)

Income before income tax expense	1,748	1,787	2,480	(3,833)	2,182
Income tax expense	—	—	435	—	435

Net income	1,748	1,787	2,045	(3,833)	1,747
Net loss attributable to noncontrolling interest	—	—	(1)	—	(1)

Net income attributable to controlling interest	$1,748	$1,787	$2,046	$(3,833)	$1,748

	June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated
Assets
Cash and cash equivalents	$37	$1,664	$1,187	$—	$2,888
Other current assets	4	645	3,526	(1,149)	3,026
Total current assets	41	2,309	4,713	(1,149)	5,914
Property and equipment, net	1	—	22,521	—	22,522
Goodwill	—	—	8,132	—	8,132
Investments in affiliates	21,762	33,950	15	(55,712)	15
Other assets	24	1,049	6,536	(6,640)	969
Total assets	21,828	37,308	41,917	(63,501)	37,552

Liabilities and equity
Debt due within one year	—	1,553	109	—	1,662
Other current liabilities	1,076	545	2,534	(1,149)	3,006
Total current liabilities	1,076	2,098	2,643	(1,149)	4,668
Long-term debt	—	13,234	3,170	(6,640)	9,764
Other long-term liabilities	28	232	2,133	—	2,393
Total long-term liabilities	28	13,466	5,303	(6,640)	12,157

Commitments and contingencies
Total equity	20,724	21,744	33,971	(55,712)	20,727
Total liabilities and equity	$21,828	$37,308	$41,917	$(63,501)	$37,552

	December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated
Assets
Cash and cash equivalents	$5	$117	$1,008	$—	$1,130
Other current assets	3	580	3,605	(842)	3,346
Total current assets	8	697	4,613	(842)	4,476
Property and equipment, net	1	—	23,017	—	23,018
Goodwill	—	—	8,134	—	8,134
Investment in affiliates	20,553	33,225	12	(53,778)	12
Other assets	31	990	5,293	(5,518)	796
Total assets	20,593	34,912	41,069	(60,138)	36,436

Liabilities and equity
Debt due within one year	—	1,552	316	—	1,868
Other current liabilities	8	322	2,262	(842)	1,750
Total current liabilities	8	1,874	2,578	(842)	3,618
Long-term debt	—	12,238	3,129	(5,518)	9,849
Other long-term liabilities	33	258	2,119	—	2,410
Total long-term liabilities	33	12,496	5,248	(5,518)	12,259

Commitments and contingencies
Total equity	20,552	20,542	33,243	(53,778)	20,559
Total liabilities and equity	$20,593	$34,912	$41,069	$(60,138)	$36,436

	Six months ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Cash flows from operating activities	$(18)	$(184)	$2,643	$—	$2,441

Cash flows from investing activities
Capital expenditures	—	—	(679)	—	(679)
Proceeds from (funding of) accounts and notes receivables with affiliates ,net	10	(88)	(2,277)	2,355	—
Dividends received from affiliates	280	—	—	(280)	—
Other investing activities, net	—	—	636	—	636
Net cash provided by (used in) investing activities	290	(88)	(2,320)	2,075	(43)

Cash flows from financing activities
Change in short-term borrowings, net	—	(177)	—	—	(177)
Proceeds from debt	—	—	54	—	54
Repayment of debt	—	—	(275)	—	(275)
Proceeds from (repayments of) accounts and notes payable with affiliates, net	—	2,277	78	(2,355)	—
Dividends paid to affiliates	—	(280)	—	280	—
Other financing activities, net	(240)	(1)	(1)	—	(242)
Net cash provided by (used in) financing activities	(240)	1,819	(144)	(2,075)	(640)

Net increase in cash and cash equivalents	32	1,547	179	—	1,758
Cash and cash equivalents at beginning of period	5	117	1,008	—	1,130
Cash and cash equivalents at end of period	$37	$1,664	$1,187	$—	$2,888

	Six months ended June 30, 2009
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Cash flows from operating activities	$(10)	$(134)	$3,161	$—	$3,017

Cash flows from investing activities
Capital expenditures	—	—	(1,655)	—	(1,655)
Proceeds from (funding of) accounts and notes receivables with affiliates ,net	(49)	779	(1,264)	534	—
Dividends received from affiliates	60	—	—	(60)	—
Other investing activities, net	—	—	167	—	167
Net cash provided by (used in) investing activities	11	779	(2,752)	474	(1,488)

Cash flows from financing activities
Change in short-term borrowings, net	—	(500)	—	—	(500)
Proceeds from debt	—	—	319	—	319
Repayment of debt	—	(1,411)	1	—	(1,410)
Proceeds from (repayments of) accounts and notes payable with affiliates, net	6	1,258	(730)	(534)	—
Dividends paid to affiliates	—	(60)	—	60	—
Other financing activities, net		9	(3)	—	6
Net cash provided by (used in) financing activities	6	(704)	(413)	(474)	(1,585)

Net increase (decrease) in cash and cash equivalents	7	(59)	(4)	—	(56)
Cash and cash equivalents at beginning of period	—	114	849	—	963
Cash and cash equivalents at end of period	$7	$55	$845	$—	$907

Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Basis of presentation	Basis of presentation—We have prepared our accompanying condensed consolidated financial statements without audit in accordance with accounting principles generally accepted in the United States (“U.S.”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Pursuant to such rules and regulations, these financial statements do not include all disclosures required by accounting principles generally accepted in the U.S. for complete financial statements. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary for a fair presentation of financial position, results of operations and cash flows for the interim periods. Such adjustments are considered to be of a normal recurring nature unless otherwise identified. Operating results for the three and six months ended June 30, 2010 are not necessarily indicative of the results that may be expected for the year ending December 31, 2010 or for any future period. The accompanying condensed consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto included in our annual report on Form 10-K for the year ended December 31, 2009.
Accounting estimates	Accounting estimates—The preparation of financial statements in accordance with accounting principles generally accepted in the U.S. requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates and assumptions, including those related to our allowance for doubtful accounts, materials and supplies obsolescence, property and equipment, investments, notes receivable, goodwill and other intangible assets, income taxes, share-based compensation, defined benefit pension plans and other postretirement benefits and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.
Fair value measurements	Fair value measurements—We estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that we categorize using a three-level hierarchy, from highest to lowest level of observable inputs, as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.
Principles of consolidation	Principles of consolidation—We consolidate those investments that meet the criteria of a variable interest entity where we are deemed to be the primary beneficiary for accounting purposes and for entities in which we have a majority voting interest. Intercompany transactions and accounts are eliminated in consolidation. We apply the equity method of accounting for investments in joint ventures and other entities when we have the ability to exercise significant influence over an entity that (a) does not meet the variable interest entity criteria or (b) meets the variable interest entity criteria, but for which we are not deemed to be the primary beneficiary. We apply the cost method of accounting for investments in joint ventures and other entities if we do not have the ability to exercise significant influence over the unconsolidated affiliate. See Note 4—Variable Interest Entities.
Share-based compensation	Share-based compensation—Share-based compensation expense was $18 million and $53 million for the three and six months ended June 30, 2010, respectively. Share-based compensation expense was $24 million and $43 million for the three and six months ended June 30, 2009, respectively.
Pension and other postretirement benefits	Capitalized interest—We capitalize interest costs for qualifying construction and upgrade projects. We capitalized interest costs on construction work in progress of $19 million and $47 million for the three and six months ended June 30, 2010, respectively. We capitalized interest costs on construction work in progress of $49 million and $95 million for the three and six months ended June 30, 2009, respectively.
Capitalized interest	Capitalized interest—We capitalize interest costs for qualifying construction and upgrade projects. We capitalized interest costs on construction work in progress of $19 million and $47 million for the three and six months ended June 30, 2010, respectively. We capitalized interest costs on construction work in progress of $49 million and $95 million for the three and six months ended June 30, 2009, respectively.
Reclassifications	Reclassifications—We have made certain reclassifications to prior period amounts to conform with the current period’s presentation. These reclassifications did not have a material effect on our condensed consolidated statement of financial position, results of operations or cash flows.
Subsequent events	Subsequent events—We evaluate subsequent events through the time of our filing on the date we issue our financial statements. See Note 15—Subsequent Events.

New Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Consolidation	Consolidation—Effective January 1, 2010, we adopted the accounting standards update that requires enhanced transparency of our involvement with variable interest entities, which (a) amends certain guidance for determining whether an enterprise is a variable interest entity, (b) requires a qualitative rather than a quantitative analysis to determine the primary beneficiary, and (c) requires continuous assessments of whether an enterprise is the primary beneficiary of a variable interest entity. We evaluated these requirements, particularly with regard to our interests in Transocean Pacific Drilling Inc. (“TPDI”) and Angola Deepwater Drilling Company Limited (“ADDCL”) and our adoption did not have a material effect on our condensed consolidated statement of financial position, results of operations or cash flows. See Note 4—Variable Interest Entities.
Fair value measurements	Fair value measurements and disclosures—Effective January 1, 2010, we adopted the effective provisions of the accounting standards update that clarifies existing disclosure requirements and introduces additional disclosure requirements for fair value measurements. The update requires entities to disclose the amounts of and reasons for significant transfers between Level 1 and Level 2, the reasons for any transfers into or out of Level 3, and information about recurring Level 3 measurements of purchases, sales, issuances and settlements on a gross basis. The update also clarifies that entities must provide (a) fair value measurement disclosures for each class of assets and liabilities and (b) information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. We have applied the effective provisions of this accounting standards update in preparing the disclosures in our notes to condensed consolidated financial statements and our adoption did not have a material effect on such disclosures. See Note 2—Significant Accounting Policies.
Subsequent events	Subsequent events—Effective for financial statements issued after February 2010, we adopted the accounting standards update regarding subsequent events, which clarifies that SEC filers are not required to disclose the date through which management evaluated subsequent events in the financial statements. Our adoption did not have a material effect on the disclosures contained within our notes to condensed consolidated financial statements. See Note 2—Significant Accounting Policies.

Postemployment Benefit Plans (Policies)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Severance plan	Severance plan—Following our merger with GlobalSantaFe in 2007, we established a plan to consolidate operations and administrative functions and identified 377 employees that were involuntarily terminated pursuant to this plan. We recognized $5 million and $8 million of severance expense, recorded in either operating and maintenance expense or general and administrative expense and paid $13 million and $9 million in severance payments under this plan in the six months ended June 30, 2010 and June 30, 2009, respectively. No additional expense will be recognized under the severance plan, which expired in January 2010. The liability associated with the severance plan, recorded in other current liabilities, was $9 million and $17 million at June 30, 2010 and December 31, 2009, respectively. Since the severance plan’s inception in 2007, we have paid $66 million in termination benefits under the plan.

Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Carrying Amounts of Variable Interest Entities

Consolidated variable interest entities—TPDI and ADDCL, two joint venture companies in which we hold interests, were formed to own and operate certain ultra-deepwater drillships.  We have determined that each of these joint venture companies meets the criteria of a variable interest entity for accounting purposes because their equity at risk is insufficient to permit them to carry on their activities without additional subordinated financial support from us.  We have also determined, in each case, that we are the primary beneficiary for accounting purposes since (a) we have the power to direct the construction, marketing and operating activities, which are the activities that most significantly impact each entity’s economic performance, and (b) we have the obligation to absorb a majority of the losses or receive a majority of the benefits that could be potentially significant to the variable interest entity.  As a result, we consolidate TPDI and ADDCL in our condensed consolidated financial statements, we eliminate intercompany transactions, and we present the interests that are not owned by us as noncontrolling interest on our condensed consolidated balance sheets.  The carrying amounts associated with these two joint venture companies, after eliminating the effect of intercompany transactions, were as follows (in millions):

	June 30, 2010			December 31, 2009
	Assets	Liabilities	Net carrying amount	Assets	Liabilities	Net carrying amount
Variable interest entity
TPDI	$1,600	$806	$794	$1,500	$763	$737
ADDCL	825	319	506	582	482	100
Total	$2,425	$1,125	$1,300	$2,082	$1,245	$837

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Liabilities Related to Unrecognized Tax Benefits
The liabilities related to our unrecognized tax benefits, including related interest and penalties that we recognize as a component of income tax expense, were as follows (in millions):

	June 30, 2010	December 31, 2009
Unrecognized tax benefits, excluding interest and penalties	$464	$460
Interest and penalties	202	200
Unrecognized tax benefits, including interest and penalties	$666	$660

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Earnings Per Share
The reconciliation of the numerator and denominator used for the computation of basic and diluted earnings per share is as follows (in millions, except per share data):

	Three months ended June 30,				Six months ended June 30,
	2010		2009		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Numerator for earnings per share
Net income attributable to controlling interest	$715	$715	$806	$806	$1,392	$1,392	$1,748	$1,748
Undistributed earnings allocable to participating securities	(4)	(5)	(5)	(5)	(8)	(8)	(10)	(10)
Net income available to shareholders	$711	$710	$801	$801	$1,384	$1,384	$1,738	$1,738

Denominator for earnings per share
Weighted-average shares outstanding	319	319	320	320	320	320	320	320
Effect of stock options and other share-based awards	—	1	—	1	—	1	—	1
Weighted-average shares for per share calculation	319	320	320	321	320	321	320	321

Earnings per share	$2.23	$2.22	$2.50	$2.49	$4.32	$4.31	$5.43	$5.42

Drilling Fleet (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Actual capital expenditures and other capital additions, including capitalized interest

Expansion—Construction work in progress, recorded in property and equipment, was  $2.6 billion and  $3.7 billion at June 30, 2010 and December 31, 2009, respectively.  The following table presents actual capital expenditures and other capital additions, including capitalized interest, for our remaining major construction projects (in millions):

	Six months ended June 30, 2010	Through December 31, 2009	Total costs

Discoverer Luanda (a)	$160	$535	$695
Deepwater Champion (b)	56	527	583
Discoverer India	50	541	591
Dhirubhai Deepwater KG2 (c) (d)	33	641	674
Discover Inspiration (c)	7	667	674
Capitalized interest	47	183	230
Mobilization costs	36	19	55
Total	$389	$3,113	$3,502
__________________________
(a)
The costs for Discoverer Luanda represent 100 percent of expenditures incurred since inception.  ADDCL is responsible for all of these costs.  We hold a 65 percent interest in ADDCL, and Angco Cayman Limited holds the remaining 35 percent interest.

(b)
These costs include our initial investment in Deepwater Champion of  $109 million, representing the estimated fair value of the rig at the time of our merger with GlobalSantaFe Corporation (“GlobalSantaFe”) in November 2007.

(c)	The accumulated construction costs of these rigs are no longer included in construction work in progress, as their construction projects had been completed as of June 30, 2010.
(d)
The cost for Dhirubhai Deepwater KG2 represents 100 percent of TPDI’s expenditures, including those incurred prior to our investment in the joint venture.  TPDI is responsible for all of these costs.  We hold a 50 percent interest in TPDI, and Pacific Drilling Limited (“Pacific Drilling”) holds the remaining 50 percent interest.

Debt (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Debt, net of unamortized discounts, premiums and fair value adjustments
Our debt, net of unamortized discounts, premiums and fair value adjustments, was comprised of the following (in millions):

	June 30, 2010			December 31, 2009
	Transocean Ltd. and subsidiaries	Consolidated variable interest entities	Consolidated total	Transocean Ltd. and subsidiaries	Consolidated variable interest entities	Consolidated total

ODL Loan Facility	$10	$—	$10	$10	$—	$10
Commercial paper program (a)	104	—	104	281	—	281
6.625% Notes due April 2011 (a)	168	—	168	170	—	170
5% Notes due February 2013	254	—	254	247	—	247
5.25% Senior Notes due March 2013 (a)	509	—	509	496	—	496
TPDI Credit Facilities due March 2015	—	595	595	—	581	581
ADDCL Credit Facilities due August 2017	—	241	241	—	454	454
TPDI Notes due October 2019	—	148	148	—	148	148
6.00% Senior Notes due March 2018 (a)	997	—	997	997	—	997
7.375% Senior Notes due April 2018 (a)	247	—	247	247	—	247
Capital lease obligation due July 2026	—	—	—	15	—	15
8% Debentures due April 2027 (a)	57	—	57	57	—	57
7.45% Notes due April 2027 (a)	96	—	96	96	—	96
7% Senior Notes due June 2028	312	—	312	313	—	313
Capital lease contract due August 2029	703	—	703	711	—	711
7.5% Notes due April 2031 (a)	598	—	598	598	—	598
1.625% Series A Convertible Senior Notes due December 2037 (a)	1,281	—	1,281	1,261	—	1,261
1.50% Series B Convertible Senior Notes due December 2037 (a)	2,093	—	2,093	2,057	—	2,057
1.50% Series C Convertible Senior Notes due December 2037 (a)	2,014	—	2,014	1,979	—	1,979
6.80% Senior Notes due March 2038 (a)	999	—	999	999	—	999
Total debt	10,442	984	11,426	10,534	1,183	11,717
Less debt due within one year
ODL Loan Facility	10	—	10	10	—	10
Commercial paper program (a)	104	—	104	281	—	281
6.625% Notes due April 2011 (a)	168	—	168	—	—	—
TPDI Credit Facilities due March 2015	—	70	70	—	52	52
ADDCL Credit Facilities due August 2017	—	12	12	—	248	248
Capital lease contract due August 2029	17	—	17	16	—	16
1.625% Series A Convertible Senior Notes due December 2037 (a)	1,281	—	1,281	1,261	—	1,261
Total debt due within one year	1,580	82	1,662	1,568	300	1,868
Total long-term debt	$8,862	$902	$9,764	$8,966	$883	$9,849
__________________________
(a)
Transocean Inc., a wholly owned subsidiary of Transocean Ltd., is the issuer of the notes and debentures, which have been guaranteed by Transocean Ltd.  Transocean Ltd. has also guaranteed borrowings under the commercial paper program and the Five-Year Revolving Credit Facility.  Transocean Ltd. has no independent assets or operations, its guarantee of debt securities of Transocean Inc. is full and unconditional and its only other subsidiaries not owned indirectly through Transocean Inc. are minor.  Transocean Ltd. is not subject to any significant restrictions on its ability to obtain funds from its consolidated subsidiaries or entities accounted for under the equity method by dividends, loans or return of capital distributions.

Scheduled maturities of debt

Scheduled maturities—In preparing the scheduled maturities of our debt, we assume the noteholders will exercise their options to require us to repurchase the 1.625% Series A, 1.50% Series B and 1.50% Series C Convertible Senior Notes (collectively, the “Convertible Senior Notes”) in December 2010, 2011 and 2012, respectively.  At June 30, 2010, the scheduled maturities of our debt were as follows (in millions):

	Transocean Ltd. and subsidiaries	Consolidated variable interest entities	Consolidated total
Twelve months ending June 30,
2011	$1,595	$82	$1,677
2012	2,218	96	2,314
2013	2,969	98	3,067
2014	21	99	120
2015	23	346	369
Thereafter	3,909	263	4,172
Total debt, excluding unamortized discounts, premiums and fair value adjustments	10,735	984	11,719
Total unamortized discounts, premiums and fair value adjustments	(293)	—	(293)
Total debt	$10,442	$984	$11,426

Carrying amounts of liability components of convertible senior notes
1.625% Series A, 1.50% Series B and 1.50% Series C Convertible Senior Notes—The carrying amounts of the liability components of the Convertible Senior Notes were as follows (in millions):

	June 30, 2010			December 31, 2009
	Principal amount	Unamortized discount	Carrying amount	Principal amount	Unamortized discount	Carrying amount
Carrying amount of liability component
Series A Convertible Senior Notes due 2037	$1,299	$(18)	$1,281	$1,299	$(38)	$1,261
Series B Convertible Senior Notes due 2037	2,200	(107)	2,093	2,200	(143)	2,057
Series C Convertible Senior Notes due 2037	2,200	(186)	2,014	2,200	(221)	1,979

Carrying amounts of equity components of convertible senior notes
The carrying amounts of the equity components of the Convertible Senior Notes were as follows (in millions):

	June 30, 2010	December 31, 2009
Carrying amount of equity component
Series A Convertible Senior Notes due 2037	$215	$215
Series B Convertible Senior Notes due 2037	275	275
Series C Convertible Senior Notes due 2037	352	352

Interest expense, excluding amortization of debt issue costs
	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009
Interest expense
Series A Convertible Senior Notes due 2037	$15	$22	$30	$47
Series B Convertible Senior Notes due 2037	26	25	52	50
Series C Convertible Senior Notes due 2037	26	25	52	50

Postemployment Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Schedule Of Defined Benefit Plans Disclosures

Defined benefit pension plans and other postretirement employee benefit plans—We have several defined benefit pension plans, both funded and unfunded, covering substantially all of our U.S. employees, including certain frozen plans, assumed in connection with our mergers, that cover certain current employees and certain former employees and directors of our predecessors (the “U.S. Plans”).  We also have various defined benefit plans in the U.K., Norway, Nigeria, Egypt and Indonesia that cover our employees in those areas (the “Non-U.S. Plans”).  Additionally, we offer several unfunded contributory and noncontributory other postretirement employee benefit plans (the “OPEB Plans”) covering substantially all of our U.S. employees.  The components of net periodic benefit costs, before tax, and funding contributions were as follows (in millions):

	Three months ended June 30, 2010				Three months ended June 30, 2009
	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total
Net periodic benefit costs
Service cost	$11	$4	$1	$16	$11	$4	$1	$16
Interest cost	14	5	—	19	13	4	—	17
Expected return on plan assets	(15)	(3)	—	(18)	(14)	(4)	—	(18)
Settlements and curtailments	2	—	—	2	—	—	—	—
Actuarial losses, net	3	1	—	4	5	—	—	5
Prior service cost, net	(1)	—	—	(1)	(1)	1	—	—
Net periodic benefit costs	$14	$7	$1	$22	$14	$5	$1	$20

Funding contributions	$49	$4	$1	$54	$45	$—	$1	$46

	Six months ended June 30, 2010				Six months ended June 30, 2009
	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total	U.S. Plans	Non-U.S. Plans	OPEB Plans	Total
Net periodic benefit costs
Service cost	$21	$10	$1	$32	$22	$8	$1	$31
Interest cost	27	8	1	36	25	8	1	34
Expected return on plan assets	(29)	(8)	—	(37)	(27)	(7)	—	(34)
Settlements and curtailments	2	1	—	3	2	—	—	2
Actuarial losses, net	7	4	—	11	9	—	—	9
Prior service cost, net	(1)	—	(1)	(2)	(1)	1	—	—
Net periodic benefit costs	$27	$15	$1	$43	$30	$10	$2	$42

Funding contributions	$51	$8	$3	$62	$47	$1	$2	$50

Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Carrying amounts and estimated fair values of long-term debt, including debt due within one year
Debt—The fair value of our fixed-rate debt is measured using quoted prices for identical instruments in active markets.  Our variable-rate debt is included in the fair values stated below at its carrying amount since the short-term interest rates cause the face value to approximate its fair value.  The TPDI Notes and ODL Loan Facility are included in the fair values stated below at their aggregate carrying amount of  $158 million at June 30, 2010 and December 31, 2009, since there is no available market price for such related-party debt.  The carrying amounts and estimated fair values of our long-term debt, including debt due within one year, were as follows (in millions):

	June 30, 2010		December 31, 2009
	Carrying amount	Fair value	Carrying amount	Fair value

Long-term debt, including current maturities	$10,442	$9,751	$10,534	$11,218
Long-term debt of consolidated variable interest entities, including current maturities	984	997	1,183	1,178

Supplementary Information - Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Consolidating Financial Statements [Text Block]
The following tables present condensed consolidating financial information for (a) Transocean Ltd. (the "Parent Guarantor"), (b) Transocean Inc. (the "Subsidiary Issuer"), and (c) the other direct and indirect wholly owned and partially owned subsidiaries of the Parent Guarantor, none of which will guarantee any indebtedness of the Subsidiary Issuer (the "Other Subsidiaries"), as well as (d) the consolidating adjustments necessary to present the condensed financial statements on a consolidated basis.  The financial information may not necessarily be indicative of the results of operations, financial position or cash flows had the subsidiaries operated as independent entities.

	Six months ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Operating revenues	$-	$-	$5,116	$(9)	$5,107

Cost and expenses	19	1	3,465	(9)	3,476

Loss on impairment	-	-	(2)	-	(2)
Gain on disposal of assets, net	-	-	254	-	254
Operating income (loss)	(19)	(1)	1,903	-	1,883

Other income (expense), net
Interest income (expense), net	1	(235)	(29)	-	(263)
Equity in earnings	1,411	1,588	3	(2,999)	3
Other, net	(1)	59	(49)	-	9
	1,411	1,412	(75)	(2,999)	(251)

Income before income tax expense	1,392	1,411	1,828	(2,999)	1,632
Income tax expense	-	-	227	-	227

Net income	1,392	1,411	1,601	(2,999)	1,405
Net income attributable to noncontrolling interest	-	-	13	-	13

Net income attributable to controlling interest	$1,392	$1,411	$1,588	$(2,999)	$1,392

	Six months ended June 30, 2009
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Operating revenues	$-	$-	$6,003	$(3)	$6,000

Cost and expenses	7	2	3,266	(3)	3,272

Loss on impairment	-	-	(288)	-	(288)
Operating income (loss)	(7)	(2)	2,449	-	2,440

Other income (expense), net
Interest income (expense), net	-	(277)	29	-	(248)
Equity in earnings (losses)	1,755	2,078	(1)	(3,833)	(1)
Other, net	-	(12)	3	-	(9)
	1,755	1,789	31	(3,833)	(258)

Income before income tax expense	1,748	1,787	2,480	(3,833)	2,182
Income tax expense	-	-	435	-	435

Net income	1,748	1,787	2,045	(3,833)	1,747
Net loss attributable to noncontrolling interest	-	-	(1)	-	(1)

Net income attributable to controlling interest	$1,748	$1,787	$2,046	$(3,833)	$1,748

	June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated
Assets
Cash and cash equivalents	$37	$1,664	$1,187	$-	$2,888
Other current assets	4	645	3,526	(1,149)	3,026
Total current assets	41	2,309	4,713	(1,149)	5,914
Property and equipment, net	1	-	22,521	-	22,522
Goodwill	-	-	8,132	-	8,132
Investments in affiliates	21,762	33,950	15	(55,712)	15
Other assets	24	1,049	6,536	(6,640)	969
Total assets	21,828	37,308	41,917	(63,501)	37,552

Liabilities and equity
Debt due within one year	-	1,553	109	-	1,662
Other current liabilities	1,076	545	2,534	(1,149)	3,006
Total current liabilities	1,076	2,098	2,643	(1,149)	4,668
Long-term debt	-	13,234	3,170	(6,640)	9,764
Other long-term liabilities	28	232	2,133	-	2,393
Total long-term liabilities	28	13,466	5,303	(6,640)	12,157

Commitments and contingencies
Total equity	20,724	21,744	33,971	(55,712)	20,727
Total liabilities and equity	$21,828	$37,308	$41,917	$(63,501)	$37,552

	December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated
Assets
Cash and cash equivalents	$5	$117	$1,008	$-	$1,130
Other current assets	3	580	3,605	(842)	3,346
Total current assets	8	697	4,613	(842)	4,476
Property and equipment, net	1	-	23,017	-	23,018
Goodwill	-	-	8,134	-	8,134
Investment in affiliates	20,553	33,225	12	(53,778)	12
Other assets	31	990	5,293	(5,518)	796
Total assets	20,593	34,912	41,069	(60,138)	36,436

Liabilities and equity
Debt due within one year	-	1,552	316	-	1,868
Other current liabilities	8	322	2,262	(842)	1,750
Total current liabilities	8	1,874	2,578	(842)	3,618
Long-term debt	-	12,238	3,129	(5,518)	9,849
Other long-term liabilities	33	258	2,119	-	2,410
Total long-term liabilities	33	12,496	5,248	(5,518)	12,259

Commitments and contingencies
Total equity	20,552	20,542	33,243	(53,778)	20,559
Total liabilities and equity	$20,593	$34,912	$41,069	$(60,138)	$36,436

	Six months ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Cash flows from operating activities	$(18)	$(184)	$2,643	$-	$2,441

Cash flows from investing activities
Capital expenditures	-	-	(679)	-	(679)
Proceeds from (funding of) accounts and notes receivables with affiliates ,net	10	(88)	(2,277)	2,355	-
Dividends received from affiliates	280	-	-	(280)	-
Other investing activities, net	-	-	636	-	636
Net cash provided by (used in) investing activities	290	(88)	(2,320)	2,075	(43)

Cash flows from financing activities
Change in short-term borrowings, net	-	(177)	-	-	(177)
Proceeds from debt	-	-	54	-	54
Repayment of debt	-	-	(275)	-	(275)
Proceeds from (repayments of) accounts and notes payable with affiliates, net	-	2,277	78	(2,355)	-
Dividends paid to affiliates	-	(280)	-	280	-
Other financing activities, net	(240)	(1)	(1)	-	(242)
Net cash provided by (used in) financing activities	(240)	1,819	(144)	(2,075)	(640)

Net increase in cash and cash equivalents	32	1,547	179	-	1,758
Cash and cash equivalents at beginning of period	5	117	1,008	-	1,130
Cash and cash equivalents at end of period	$37	$1,664	$1,187	$-	$2,888

	Six months ended June 30, 2009
	Parent Guarantor	Subsidiary Issuer	Other Subsidiaries	Consolidating adjustments	Consolidated

Cash flows from operating activities	$(10)	$(134)	$3,161	$-	$3,017

Cash flows from investing activities
Capital expenditures	-	-	(1,655)	-	(1,655)
Proceeds from (funding of) accounts and notes receivables with affiliates ,net	(49)	779	(1,264)	534	-
Dividends received from affiliates	60	-	-	(60)	-
Other investing activities, net	-	-	167	-	167
Net cash provided by (used in) investing activities	11	779	(2,752)	474	(1,488)

Cash flows from financing activities
Change in short-term borrowings, net	-	(500)	-	-	(500)
Proceeds from debt	-	-	319	-	319
Repayment of debt	-	(1,411)	1	-	(1,410)
Proceeds from (repayments of) accounts and notes payable with affiliates, net	6	1,258	(730)	(534)	-
Dividends paid to affiliates	-	(60)	-	60	-
Other financing activities, net		9	(3)	-	6
Net cash provided by (used in) financing activities	6	(704)	(413)	(474)	(1,585)

Net increase (decrease) in cash and cash equivalents	7	(59)	(4)	-	(56)
Cash and cash equivalents at beginning of period	-	114	849	-	963
Cash and cash equivalents at end of period	$7	$55	$845	$-	$907

Nature of Business (Details)	Jun. 30, 2010
Notes To Financial Statements [Abstract]
Number of mobile offshore drilling units	139
Number of High-Specification Floaters	45
Number of Midwater Floaters	26
Number of High-Specification Jackups	10
Number of Standard Jackups	55
Number of Other Rigs	3
Number of Ultra-Deepwater Floaters under construction	3

Significant Accounting Policies (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Notes To Financial Statements [Abstract]
Share based compensation expense	$ 18	$ 24	$ 53	$ 43
Net periodic benefit costs	22	20	43	42
Capitalized interest costs on construction work in progress	$ 19	$ 49	$ 47	$ 95

Variable Interest Entities (Details)(USD ( $)) In Millions	6 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2010 Tpdi Variable Interest Entity Consolidated [Member]	Dec. 31, 2009 Tpdi Variable Interest Entity Consolidated [Member]	Jun. 30, 2010 Addcl Variable Interest Entity Consolidated [Member]	Dec. 31, 2009 Addcl Variable Interest Entity Consolidated [Member]
Variable interest entity
Assets	$ 2,425	$ 2,082	$ 1,600	$ 1,500	$ 825	$ 582
Liabilities	1,125	1,245	806	763	319	482
Net carrying amount	1,300	837	794	737	506	100
Non-cash proceeds in the form of notes receivable from sale of Midwater Floaters	165
Stated interest rate on notes receivable received from sale of Midwater Floaters	9
Maximum borrowing amount of working capital loan in connection with sale of Midwater Floaters	35
Aggregate carrying amounts of notes receivable in connection with sale of Midwater Floaters	120
Aggregate carrying amounts of working capital loan receivable in connection with sale of Midwater Floaters	$ 1

Impairments (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009
Notes To Financial Statements [Abstract]
Loss on impairment of goodwill	$ 0	$ 67	$ 2	$ 288
Loss on Impairment per diluted share			$ 0.01
Carrying amount of goodwill associated with oil and gas properties					2
Loss on impairment of customer relationships intangible asset		9		9
Loss on impairment of customer relationships intangible asset per diluted share		$ 0.03		$ 0.03
Carry amount of the customer relationship intangible asset	62		62		64
Loss on impairment of assets		58		279
Loss on impairment of assets per diluted share		$ 0.18		$ 0.87
Carrying amount of assets held for sale	$ 0		$ 0		$ 186

Income Taxes (Details) In Millions	6 Months Ended
	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2010	Dec. 31, 2009 USD ( $)
Income Tax Contingency:
Minimum range tax returns are subject to examination			three years
Maximum range tax returns are subject to examination			six years
Jurisdictions in which the enterprise has agreed to extensions beyond the statute of limitations			three
Maximum number of years agreed to extensions beyond the statute of limitations			15 years
Tax Provision:
Annual effective tax rate	15.5	15.4
Valuation allowance for non-current deferred tax assets	$ 70	$ 69
Liabilities Related To Unrecognized Tax Benefits:
Unrecognized tax benefits, excluding interest and penalties	457			460
Interest and penalties	209			200
Unrecognized tax benefits, including interest and penalties	666			660
Tax Positions:
2004 and 2005 transfer pricing adjustment	79
2006 and 2007 income tax adjustments	278
2006 through 2009 restructuring transactions tax adjustments	320
2006 through 2009 withholding and other tax adjustments	182
Assessed penalties associated with the various adjustments	92
Norway tax assessment due to restructuring transactions	241
Norway tax assessment due to migration of subsidiary	105
Norway tax assessment due 2001 dividend payment	63
Norway tax assessment due to foreign exchange deductions and dividend withholding tax	6
Norway tax financial security	898
Percentage of penalties to be assessed by Norway tax authorities	60
Decrease in long-term liability for unrecognized tax benefits related to Norway tax issues	12
Long-term liability for unrecognized tax benefits related to Norway tax issues	169
Brazil tax assessment for income tax returns 2000 to 2004	109
Percentage of penalties to be assessed by Brazil tax authorities	75
Brazil tax assessment penalty	82
Brazil tax assessment interest	$ 102

Earnings Per Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Numerator for earnings per share
Net income attributable to controlling interest	$ 715	$ 806	$ 1,392	$ 1,748
Denominator for earnings per share
Weighted-average shares outstanding	319	320	320	320
Weighted-average shares per calculation	320	321	321	321
Share-based awards excluded from the calculation as anti-dilutive	2.3	1.9	1.6	2.9
1.625% Series A Convertible Senior Notes	1.625		1.625
1.50% Series B Convertible Senior Notes	1.5		1.5
1.50% Series C Convertible Senior Notes	1.5		1.5
Basic [Member]
Numerator for earnings per share
Net income attributable to controlling interest	715	806	1,392	1,748
Undistributed earnings allocable to participating securities	(4)	(5)	(8)	(10)
Net income attributable to shareholders	711	801	1,384	1,738
Denominator for earnings per share
Weighted-average shares outstanding	319	320	320	320
Effect of stock options and other share-based awards:	0	0	0	0
Weighted-average shares per calculation	319	320	320	320
Earnings Per Share basic And diluted	$ 2.23	$ 2.5	$ 4.32	$ 5.43
Diluted [Member]
Numerator for earnings per share
Net income attributable to controlling interest	715	806	1,392	1,748
Undistributed earnings allocable to participating securities	(5)	(5)	(8)	(10)
Net income attributable to shareholders	$ 710	$ 801	$ 1,384	$ 1,738
Denominator for earnings per share
Weighted-average shares outstanding	319	320	320	320
Effect of stock options and other share-based awards:	1	1	1	1
Weighted-average shares per calculation	320	321	321	321
Earnings Per Share basic And diluted	$ 2.22	$ 2.49	$ 4.31	$ 5.42

Drilling Fleet (Details)	3 Months Ended		6 Months Ended			12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended		12 Months Ended		18 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2010	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 Discoverer Luanda [Member] USD ( $)	Dec. 31, 2009 Discoverer Luanda [Member] USD ( $)	Jun. 30, 2010 Discoverer Luanda [Member] USD ( $)	Jun. 30, 2010 Discoverer India [Member] USD ( $)	Dec. 31, 2009 Discoverer India [Member] USD ( $)	Jun. 30, 2010 Discoverer India [Member] USD ( $)	Jun. 30, 2010 Deepwater Champion [Member] USD ( $)	Dec. 31, 2009 Deepwater Champion [Member] USD ( $)	Jun. 30, 2010 Deepwater Champion [Member] USD ( $)	Jun. 30, 2010 Dhirubhai Deepwater Kg 2 [Member] USD ( $)		Dec. 31, 2009 Dhirubhai Deepwater Kg 2 [Member] USD ( $)		Jun. 30, 2010 Dhirubhai Deepwater Kg 2 [Member] USD ( $)		Jun. 30, 2010 Discoverer Inspiration [Member] USD ( $)	Dec. 31, 2009 Discoverer Inspiration [Member] USD ( $)	Jun. 30, 2010 Discoverer Inspiration [Member] USD ( $)	Jun. 30, 2010 Capitalized Interest USD ( $)	Dec. 31, 2009 Capitalized Interest USD ( $)	Jun. 30, 2010 Capitalized Interest USD ( $)	Jun. 30, 2010 Mobilization Costs [Member] USD ( $)	Dec. 31, 2009 Mobilization Costs [Member] USD ( $)	Jun. 30, 2010 Mobilization Costs [Member] USD ( $)
Drilling Fleet Expansion
Construction work in progress, recorded in property and equipment	$ 2,600,000,000			$ 2,600,000,000		$ 3,700,000,000	$ 2,600,000,000
Expansion
Actual capital expenditures and other capital additions, including capitalized interest				389,000,000		3,113,000,000	3,502,000,000	160,000,000 [1]	535,000,000 [1]	695,000,000 [1]	50,000,000	541,000,000	591,000,000	56,000,000 [2]	527,000,000 [2]	583,000,000 [2]	33,000,000	[3],[4]	641,000,000	[3],[4]	674,000,000	[3],[4]	7,000,000 [3]	667,000,000 [3]	674,000,000 [3]	47,000,000	183,000,000	230,000,000	36,000,000	19,000,000	55,000,000
Percentage of construction costs incurred since inception for the Discoverer Luanda	100			100			100
Percentage ownership in ADDCL	65			65			65
Percentage ownership by minority shareholder in ADDCL	35			35			35
Initial investment in Deepwater Champion				109,000,000
Percentage of expenditures incurred prior to investment in TPDI	100			100			100
Percentage ownership interest in TPDI	50			50			50
Percentage ownership interest in TPDI joint venture held by Pacific Drilling Limited	50			50			50
Cash payment to terminate capital lease obligation and acquire GSF Explorer				15,000,000
Dispositions
Number of Midwater Floaters sold			two
Net cash proceeds from sale of midwater floaters				38,000,000
Non-cash proceeds in the form of notes receivable from sale of Midwater Floaters				165,000,000
Stated interest rate on notes receivable received from sale of Midwater Floaters	9			9			9
Maturity date of notes receivable received from sale of Midwater Floaters			January 2015
Recognized loss on disposal of two midwater floaters				15,000,000
Recognized loss on disposal of two midwater floaters per diluted share				$ 0.04
Recognized gain (loss) on sale of other assets	1,000,000	(4,000,000)		2,000,000
Proceeds from sale of Sedco 135-D and other disposals	10,000,000	0		51,000,000	8,000,000
Recognized loss on sale of other assets per dilutive share		$ 0.01
Insured value of drilling unit lost	560,000,000			560,000,000			560,000,000
Proceeds from insurance recoveries for loss of drilling unit	$ 560,000,000	$ 0		$ 560,000,000	$ 0
Recognized gain on loss of drilling unit	267,000,000			267,000,000
Recognized gain on loss of drilling unit per dilutive share	$ 0.83			$ 0.83	$ 0

[1]	The costs for Discoverer Luanda represent 100 percent of expenditures incurred since inception. ADDCL is responsible for all of these costs. We hold a 65 percent interest in ADDCL, and Angco Cayman Limited holds the remaining 35 percent interest.
[2]	These costs include our initial investment in Deepwater Champion of $109 million, representing the estimated fair value of the rig at the time of our merger with GlobalSantaFe Corporation ("GlobalSantaFe") in November 2007.
[3]	The accumulated construction costs of these rigs are no longer included in construction work in progress, as their construction projects had been completed as of June 30, 2010.
[4]	The cost for Dhirubhai Deepwater KG2 represents 100 percent of TPDI's expenditures, including those incurred prior to our investment in the joint venture. TPDI is responsible for all of these costs. We hold a 50 percent interest in TPDI, and Pacific Drilling Limited ("Pacific Drilling") holds the remaining 50 percent interest.

Debt (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2010		Jun. 30, 2009	Jun. 30, 2010		Jun. 30, 2009	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009
Transocean Ltd. and subsidiaries
Total debt	$ 10,442,000,000			$ 10,442,000,000
Debt due within one year	1,580,000,000			1,580,000,000								1,568,000,000
Long-term debt	8,862,000,000			8,862,000,000								8,966,000,000
Consolidated variable interest entities
Total debt	984,000,000			984,000,000
Debt due within one year	82,000,000			82,000,000								300,000,000
Long-term debt	902,000,000			902,000,000								883,000,000
Consolidated total
Total debt	11,426,000,000			11,426,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
2011											1,595,000,000
2012										2,218,000,000
2013									2,969,000,000
2014								21,000,000
2015							23,000,000
Thereafter	3,909,000,000			3,909,000,000
Total debt, excluding unamortized discounts, premiums and fair value adjustments	10,735,000,000			10,735,000,000
Total unamortized discounts, premiums and fair value adjustments	(293,000,000)			(293,000,000)
Total debt	10,442,000,000			10,442,000,000
Consolidated variable interest entities Scheduled Maturities
2011											82,000,000
2012										96,000,000
2013									98,000,000
2014								99,000,000
2015							346,000,000
Thereafter	263,000,000			263,000,000
Total debt, excluding unamortized discounts, premiums and fair value adjustments	984,000,000			984,000,000
Total unamortized discounts, premiums and fair value adjustments	0			0
Total debt	984,000,000			984,000,000
Consolidated Total Scheduled Maturities [Abstract]
2011											1,677,000,000
2012										2,314,000,000
2013									3,067,000,000
2014								120,000,000
2015							369,000,000
Thereafter	4,172,000,000			4,172,000,000
Total debt, excluding unamortized discounts, premiums and fair value adjustments	11,719,000,000			11,719,000,000
Total unamortized discounts, premiums and fair value adjustments	(293,000,000)			(293,000,000)
Total debt	11,426,000,000			11,426,000,000
Maximum aggregate outstanding amount of commercial paper program	1,500,000,000			1,500,000,000
Commercial paper amount outstanding	104,000,000			104,000,000
Weighted average interest rate of commercial paper outstanding	0.5			0.5
Five-year revolving credit facility, maximum borrowing capacity	2,000,000,000			2,000,000,000
Minimum facility fee on the daily amount of five-year revolving credit facility	0.1			0.1
Maximum facility fee on the daily amount of five-year revolving credit facility	0.3			0.3
Effective facility fee on the daily amount of five-year revolving credit facility	0.15			0.15
Letters of credit issued and outstanding under five-year credit facility	81,000,000			81,000,000
Total TPDI credit facilities	1,265,000,000			1,265,000,000
Senior term loan under TPDI credit facilities	1,000,000,000			1,000,000,000
Junior term loan under TPDI credit facilities	190,000,000			190,000,000
Revolving credit facility under TPDI credit facilities	75,000,000			75,000,000
Aggregate commitment of subsidiary in secured term loan	595,000,000			595,000,000
Outstanding balance under TPDI credit facilities	1,200,000,000			1,200,000,000
Outstanding balance of aggregate commitment of subsidiary in TPDI credit facilities	577,000,000			577,000,000
Weighted-average interest rate of amount outstanding under TPDI credit facilities	2.1			2.1
Aggregate outstanding principal amount of TPDI notes	296,000,000			296,000,000
Outstanding balance of aggregate commitment of subsidiary in TPDI notes	148,000,000			148,000,000
Weighted-average interest rate of amount outstanding under TPDI notes	2.4			2.4
Tranche A of ADDCL credit facilities	215,000,000			215,000,000
Tranche B of ADDCL credit facilities	270,000,000			270,000,000
Tranche C of ADDCL credit facilities	399,000,000			399,000,000
Repayments made under Tranche B	235,000,000			235,000,000
Outstanding balance of Tranche A of ADDCL credit facilities	215,000,000			215,000,000
Outstanding balance of Tranche C of ADDCL credit facilities	399,000,000			399,000,000
Weighted-average interest rate of amount outstanding under Tranche A of ADDCL credit facilities	0.8			0.8
ADDCL secondary bank credit agreement	90,000,000			90,000,000
Percent of total commitment under ADDCL secondary bank credit agreement provided by subsidiary	65			65
Outstanding balance of ADDCL secondary bank credit agreement	75,000,000			75,000,000
Total commitment under ADDCL secondary bank credit agreement provided by subsidiary	49,000,000			49,000,000
Weighted-average interest rate of amount outstanding under ADDCL secondary bank credit agreement	3.7			3.7
Cash payment to acquire asset formerly held under capital lease				15,000,000
Gain on debt retirement from termination of capital lease obligation				2,000,000
Conversion factor for convertible senior notes	5.931			5.931
Principal amount of Convertible Senior Notes that can be converted	1,000			1,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent	10,442,000,000			10,442,000,000
Convertible Senior Notes Debt Repurchase [Line Items]
Gain (Loss) on retirement of debt	0		(8,000,000)	2,000,000		(10,000,000)
Series Convertible Senior Notes Due December 2037 [Member]
Convertible Senior Notes Debt Repurchase [Line Items]
Aggregate principal amount of debt repurchased						440,000,000
Aggregate cash payment made for debt repurchased						410,000,000
Gain (Loss) on retirement of debt			8,000,000			10,000,000
Per diluted share loss on retirement of debt			0.03			0.03
Adjustment to additional paid-in capital associated with equity component of debt retired			10,000,000			16,000,000
Odl Loan Facility Member]
Transocean Ltd. and subsidiaries
Total debt	10,000,000											10,000,000
Debt due within one year	10,000,000											10,000,000
Consolidated variable interest entities
Total debt	0											0
Debt due within one year	0											0
Consolidated total
Total debt	10,000,000											10,000,000
Debt due within one year	10,000,000											10,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt	10,000,000											10,000,000
Consolidated variable interest entities Scheduled Maturities
Total debt	0											0
Consolidated Total Scheduled Maturities [Abstract]
Total debt	10,000,000											10,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent	10,000,000											10,000,000
Commercial paper program
Transocean Ltd. and subsidiaries
Total debt	104,000,000	[1]										281,000,000	[1]
Debt due within one year	104,000,000	[1]										281,000,000	[1]
Consolidated variable interest entities
Total debt	0	[1]										0	[1]
Debt due within one year	0	[1]										0
Consolidated total
Total debt	104,000,000	[1]										281,000,000	[1]
Debt due within one year	104,000,000	[1]										281,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt	104,000,000	[1]										281,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt	0	[1]										0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt	104,000,000	[1]										281,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent	104,000,000	[1]										281,000,000	[1]
Notes Due April 2011 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				6.625
Debt instrument maturity date				2011-04-30
Transocean Ltd. and subsidiaries
Total debt				168,000,000	[1]							170,000,000	[1]
Debt due within one year				168,000,000	[1]							0	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Debt due within one year				0	[1]							0	[1]
Consolidated total
Total debt				168,000,000	[1]							170,000,000	[1]
Debt due within one year				168,000,000	[1]							0	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				168,000,000	[1]							170,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				168,000,000	[1]							170,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				168,000,000	[1]							170,000,000	[1]
Notes Due February 2013 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				5
Debt instrument maturity date				2013-02-28
Transocean Ltd. and subsidiaries
Total debt				254,000,000								247,000,000
Consolidated variable interest entities
Total debt				0								0
Consolidated total
Total debt				254,000,000								247,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				254,000,000								247,000,000
Consolidated variable interest entities Scheduled Maturities
Total debt				0								0
Consolidated Total Scheduled Maturities [Abstract]
Total debt				254,000,000								247,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				254,000,000								247,000,000
Senior Notes Due March 2013 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				5.25
Debt instrument maturity date				2013-03-31
Transocean Ltd. and subsidiaries
Total debt				509,000,000	[1]							496,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				509,000,000	[1]							496,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				509,000,000	[1]							496,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				509,000,000	[1]							496,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				509,000,000	[1]							496,000,000	[1]
Tpdi Credit Facilities Due March 2015 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument maturity date				2015-03-31
Transocean Ltd. and subsidiaries
Total debt				0								0
Debt due within one year				0								0
Consolidated variable interest entities
Total debt				595,000,000								581,000,000
Debt due within one year				70,000,000								52,000,000
Consolidated total
Total debt				595,000,000								581,000,000
Debt due within one year				70,000,000								52,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				0								0
Consolidated variable interest entities Scheduled Maturities
Total debt				595,000,000								581,000,000
Consolidated Total Scheduled Maturities [Abstract]
Total debt				595,000,000								581,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				0								0
Addcl Credit Facilities Due August 2017 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument maturity date				2017-08-31
Transocean Ltd. and subsidiaries
Total debt				0								0
Debt due within one year				0								0
Consolidated variable interest entities
Total debt				241,000,000								454,000,000
Debt due within one year				12,000,000								248,000,000
Consolidated total
Total debt				241,000,000								454,000,000
Debt due within one year				12,000,000								248,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				0								0
Consolidated variable interest entities Scheduled Maturities
Total debt				241,000,000								454,000,000
Consolidated Total Scheduled Maturities [Abstract]
Total debt				241,000,000								454,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				0								0
Tpdi Notes Payable Due October 2019 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument maturity date				2019-10-31
Transocean Ltd. and subsidiaries
Total debt				0								0
Consolidated variable interest entities
Total debt				148,000,000								148,000,000
Consolidated total
Total debt				148,000,000								148,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				0								0
Consolidated variable interest entities Scheduled Maturities
Total debt				148,000,000								148,000,000
Consolidated Total Scheduled Maturities [Abstract]
Total debt				148,000,000								148,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				0								0
Senior Notes Due March 2018 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				6
Debt instrument maturity date				2018-03-31
Transocean Ltd. and subsidiaries
Total debt				997,000,000	[1]							997,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				997,000,000	[1]							997,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				997,000,000	[1]							997,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				997,000,000	[1]							997,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				997,000,000	[1]							997,000,000	[1]
Senior Notes Due April 2018 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				7.375
Debt instrument maturity date				2018-04-30
Transocean Ltd. and subsidiaries
Total debt				247,000,000	[1]							247,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				247,000,000	[1]							247,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				247,000,000	[1]							247,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				247,000,000	[1]							247,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				247,000,000	[1]							247,000,000	[1]
Capital Lease Obligation Due July 2026 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument maturity date				2026-07-31
Transocean Ltd. and subsidiaries
Total debt				0								15,000,000
Consolidated variable interest entities
Total debt				0								0
Consolidated total
Total debt				0								15,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				0								15,000,000
Consolidated variable interest entities Scheduled Maturities
Total debt				0								0
Consolidated Total Scheduled Maturities [Abstract]
Total debt				0								15,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				0								15,000,000
Debentures Due April 2027 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				8
Debt instrument maturity date				2027-04-30
Transocean Ltd. and subsidiaries
Total debt				57,000,000	[1]							57,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				57,000,000	[1]							57,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				57,000,000	[1]							57,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				57,000,000	[1]							57,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				57,000,000	[1]							57,000,000	[1]
Notes Due April 2027 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				7.45
Debt instrument maturity date				2027-04-30
Transocean Ltd. and subsidiaries
Total debt				96,000,000	[1]							96,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				96,000,000	[1]							96,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				96,000,000	[1]							96,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				96,000,000	[1]							96,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				96,000,000	[1]							96,000,000	[1]
Senior Notes Due June 2028 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				7
Debt instrument maturity date				2028-06-30
Transocean Ltd. and subsidiaries
Total debt				312,000,000								313,000,000
Consolidated variable interest entities
Total debt				0								0
Consolidated total
Total debt				312,000,000								313,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				312,000,000								313,000,000
Consolidated variable interest entities Scheduled Maturities
Total debt				0								0
Consolidated Total Scheduled Maturities [Abstract]
Total debt				312,000,000								313,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				312,000,000								313,000,000
Capital Lease Contract Due August 2029 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument maturity date				2029-08-31
Transocean Ltd. and subsidiaries
Total debt				703,000,000								711,000,000
Debt due within one year				17,000,000								16,000,000
Consolidated variable interest entities
Total debt				0								0
Debt due within one year				0								0
Consolidated total
Total debt				703,000,000								711,000,000
Debt due within one year				17,000,000								16,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				703,000,000								711,000,000
Consolidated variable interest entities Scheduled Maturities
Total debt				0								0
Consolidated Total Scheduled Maturities [Abstract]
Total debt				703,000,000								711,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				703,000,000								711,000,000
Notes Due April 2031 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				7.5
Debt instrument maturity date				2031-04-30
Transocean Ltd. and subsidiaries
Total debt				598,000,000	[1]							598,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				598,000,000	[1]							598,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				598,000,000	[1]							598,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				598,000,000	[1]							598,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				598,000,000	[1]							598,000,000	[1]
Series Convertible Senior Notes Due December 2037 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Convertible debt Instrument effective interest rate				1.625
Debt instrument maturity date				2037-12-31
Convertible Senior Notes Assumed Repurchase Date				2010-12-31
Transocean Ltd. and subsidiaries
Total debt	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Debt due within one year	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Consolidated variable interest entities
Total debt	0	[1]		0	[1]							0	[1]
Debt due within one year	0	[1]		0	[1]							0	[1]
Consolidated total
Total debt	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Debt due within one year	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt	0	[1]		0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Convertible Senior Notes [Line Items]
Principal amount	1,299,000,000			1,299,000,000								1,299,000,000
Unamortized discount	(18,000,000)			(18,000,000)								(38,000,000)
Carrying amount of liability compenent	1,281,000,000	[1]		1,281,000,000	[1]							1,261,000,000	[1]
Carrying amount of equity component	215,000,000			215,000,000								215,000,000
Effective interest rate, including the amortization of the unamortized discount	4.88			4.88
Remaining period over which discount will be amortized	Less than one year			Less than one year
Interest expense	15,000,000		22,000,000	30,000,000		47,000,000
Series B Convertible Senior Notes Due December 2037 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Convertible debt Instrument effective interest rate				1.5
Debt instrument maturity date				2037-12-31
Convertible Senior Notes Assumed Repurchase Date				2011
Transocean Ltd. and subsidiaries
Total debt	2,093,000,000	[1]		2,093,000,000	[1]							2,057,000,000	[1]
Consolidated variable interest entities
Total debt	0	[1]		0	[1]							0	[1]
Consolidated total
Total debt	2,093,000,000	[1]		2,093,000,000	[1]							2,057,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt	2,093,000,000	[1]		2,093,000,000	[1]							2,057,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt	0	[1]		0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt	2,093,000,000	[1]		2,093,000,000	[1]							2,057,000,000	[1]
Convertible Senior Notes [Line Items]
Principal amount	2,200,000,000			2,200,000,000								2,200,000,000
Unamortized discount	(107,000,000)			(107,000,000)								(143,000,000)
Carrying amount of liability compenent	2,093,000,000	[1]		2,093,000,000	[1]							2,057,000,000	[1]
Carrying amount of equity component	275,000,000			275,000,000								275,000,000
Effective interest rate, including the amortization of the unamortized discount	5.08			5.08
Remaining period over which discount will be amortized	1.5 years			1.5 years
Interest expense	26,000,000		25,000,000	52,000,000		50,000,000
Series C Convertible Senior Notes Due December 2037 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Convertible debt Instrument effective interest rate				1.5
Debt instrument maturity date				2037-12-31
Convertible Senior Notes Assumed Repurchase Date				2012
Transocean Ltd. and subsidiaries
Total debt	2,014,000,000	[1]		2,014,000,000	[1]							1,979,000,000	[1]
Consolidated variable interest entities
Total debt	0	[1]		0	[1]							0	[1]
Consolidated total
Total debt	2,014,000,000	[1]		2,014,000,000	[1]							1,979,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt	2,014,000,000	[1]		2,014,000,000	[1]							1,979,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt	0	[1]		0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt	2,014,000,000	[1]		2,014,000,000	[1]							1,979,000,000	[1]
Convertible Senior Notes [Line Items]
Principal amount	2,200,000,000			2,200,000,000								2,200,000,000
Unamortized discount	(186,000,000)			(186,000,000)								(221,000,000)
Carrying amount of liability compenent	2,014,000,000	[1]		2,014,000,000	[1]							1,979,000,000	[1]
Carrying amount of equity component	352,000,000			352,000,000								352,000,000
Effective interest rate, including the amortization of the unamortized discount	5.28			5.28
Remaining period over which discount will be amortized	2.5 years			2.5 years
Interest expense	26,000,000		25,000,000	52,000,000		50,000,000
Senior Notes Due March 2038 [Member]
Debt Net Of Unamortized Discounts Premiums And Fair Value Adjustments
Debt instrument interest rate stated percentage				6.8
Debt instrument maturity date				2038-03-31
Transocean Ltd. and subsidiaries
Total debt				999,000,000	[1]							999,000,000	[1]
Consolidated variable interest entities
Total debt				0	[1]							0	[1]
Consolidated total
Total debt				999,000,000	[1]							999,000,000	[1]
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt				999,000,000	[1]							999,000,000	[1]
Consolidated variable interest entities Scheduled Maturities
Total debt				0	[1]							0	[1]
Consolidated Total Scheduled Maturities [Abstract]
Total debt				999,000,000	[1]							999,000,000	[1]
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent				999,000,000	[1]							999,000,000	[1]
Total Debt [Member]
Transocean Ltd. and subsidiaries
Total debt	10,442,000,000											10,534,000,000
Debt due within one year	1,580,000,000											1,568,000,000
Long-term debt	8,862,000,000											8,966,000,000
Consolidated variable interest entities
Total debt	984,000,000											1,183,000,000
Debt due within one year	82,000,000											300,000,000
Long-term debt	902,000,000											883,000,000
Consolidated total
Total debt	11,426,000,000											11,717,000,000
Debt due within one year	1,662,000,000											1,868,000,000
Long-term debt	9,764,000,000											9,849,000,000
Transocean Ltd. and Subsidiaries Scheduled Maturities
Total debt	10,442,000,000											10,534,000,000
Consolidated variable interest entities Scheduled Maturities
Total debt	984,000,000											1,183,000,000
Consolidated Total Scheduled Maturities [Abstract]
Total debt	11,426,000,000											11,717,000,000
Convertible Senior Notes [Line Items]
Carrying amount of liability compenent	$ 10,442,000,000											$ 10,534,000,000

[1]	Transocean Inc., a wholly owned subsidiary of Transocean Ltd., is the issuer of the notes and debentures, which have been guaranteed by Transocean Ltd. Transocean Ltd. has also guaranteed borrowings under the commercial paper program and the Five-Year Revolving Credit Facility. Transocean Ltd. has no independent assets or operations, its guarantee of debt securities of Transocean Inc. is full and unconditional and its only other subsidiaries not owned indirectly through Transocean Inc. are minor. Transocean Ltd. is not subject to any significant restrictions on its ability to obtain funds from its consolidated subsidiaries or entities accounted for under the equity method by dividends, loans or return of capital distributions.

Derivatives and Hedging (Details) (USD $) In Millions	Jun. 30, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional value of interest rate swaps attributable to subsidiary	$ 577
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net	(13)	4
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	14	(4)
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Derivative, Underlying Risk	interest rate
Derivative, Hedge Designation	Cash flow
Derivative, Description of Hedged Item	borrowings under the TPDI Credit Facilities
Derivative, Notional Amount	1,200
Derivative, Average Fixed Interest Rate	2.3
Derivative, Weighted-Average Variable Interest Rate	0.3
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Derivative, Underlying Risk	interest rate
Derivative, Hedge Designation	Fair value
Derivative, Description of Hedged Item	5.25% Senior Notes
Derivative, Notional Amount	500
Derivative, Weighted-Average Variable Interest Rate	3.7
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Derivative, Underlying Risk	interest rate
Derivative, Hedge Designation	Fair value
Derivative, Description of Hedged Item	5.00% Notes
Derivative, Notional Amount	250
Derivative, Weighted-Average Variable Interest Rate	3.7
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Interest Rate Cash Flow Hedge Ineffectiveness	1	1
Other Assets
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net		5
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	14
Other Long Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net	(13)	(1)
Interest Rate Fair Value Hedge Derivative at Fair Value, Net		$ (4)

Postemployment Benefit Plans (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 16	$ 16	$ 32	$ 31
Interest cost	19	17	36	34
Expected return on plan assets	(18)	(18)	(37)	(34)
Settlements and curtailments	2	0	3	2
Actuarial losses, net	4	5	11	9
Prior service cost, net	(1)	0	(2)	0
Net periodic benefit costs	22	20	43	42
Funding contributions	54	46	62	50
Severance Plan
Employees involuntarily terminated	377		377
Severance expense			5	8
Liability associated with severance plan recorded in other current liabilities	9		9		17
Cumulative payment of severance benefits under plan	66		66
Payment of severance benefits under plan for the period			13	9
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	11	11	21	22
Interest cost	14	13	27	25
Expected return on plan assets	(15)	(14)	(29)	(27)
Settlements and curtailments	2	0	2	2
Actuarial losses, net	3	5	7	9
Prior service cost, net	(1)	(1)	(1)	(1)
Net periodic benefit costs	14	14	27	30
Funding contributions	49	45	51	47
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4	10	8
Interest cost	5	4	8	8
Expected return on plan assets	(3)	(4)	(8)	(7)
Settlements and curtailments	0	0	1	0
Actuarial losses, net	1	0	4	0
Prior service cost, net	0	1	0	1
Net periodic benefit costs	7	5	15	10
Funding contributions	4	0	8	1
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	1	1
Interest cost	0	0	1	1
Expected return on plan assets	0	0	0	0
Settlements and curtailments	0	0	0	0
Actuarial losses, net	0	0	0	0
Prior service cost, net	0	0	(1)	0
Net periodic benefit costs	1	1	1	2
Funding contributions	$ 1	$ 1	$ 3	$ 2

Contingencies (Details)	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010 USD ( $)	Apr. 30, 2010 USD ( $)	Apr. 22, 2010	Dec. 31, 2009 USD ( $)
Macondo Well Incident
Number of persons declared dead				eleven
Number of miles Deepwater Horizon was off coast of Louisiana				41
Liability recorded based on probable losses related to the rig explosion and fire incident		$ 80,000,000
Number of actions and/or claims filed in state and federal courts		206
Number of subsidiaries names in numerous complaints that allege wrongful death and other personal injuries	one or more of our subsidiaries
Number of complaints filed in state and federal courts in Louisiana and Texas involving multiple plaintiffs that allege wrongful death and other personal injuries arising out of the Macondo well incident	eight
Number of subsidiaries named in numerous complaints that allege potential economic loss as a result of environmental pollution	one or more of our subsidiaries
Number of individual complaints filed alleging, among other things, economic losses as a result of environmental pollution arising out of the Macondo well incident	50
Number of putative class action complaints filed alleging, among other things, economic losses as a result of environmental pollution arising out of the Macondo well incident	139
Number of complaints that alleges violation of RICO Act	one complaint
Number of federal securities law class actions filed	three federal securities law class actions
Number of federal securities law class actions filed in US District Court, Southern District of New York	two
Number of federal securities law class actions filed in US District Court, Eastern District of Louisiana	one
Number of shareholder derivative suits filed	two shareholder derivative suits
Number of schemes under which environmental claims were filed	two different schemes
Number of regimes under which environmental claims were filed	two different regimes
Number of Gulf Coast states Attorneys General seeking recovery of clean up costs and damages	five Gulf Coast states
Number of Atlantic Coast states Attorneys General wanting assurances of financial responsibility for potential damages	11 Atlantic Coast States
Amount of asset value covered by wreck removal insurance		140,000,000
Amount agreed to indemnify and defend operator of rig		15,000,000
Asbestos Litigation
Number of complaints filed in 2004 in Mississippi regarding asbestos litigation		21
Number of plaintiffs covered by complaints filed in 2004 in Mississippi regarding asbestos litigation	769 plaintiffs
Number of subsidiaries named as a direct defendant in amended asbestos complaints	one of our subsidiaries
Number of cases filed under amended complaint in Mississippi regarding asbestos litigation	seven cases
Number of additional cases in which there may be an indirect interest regarding asbestos litigation	17 cases
Number of cases in which subsidiary is a named defendant that are scheduled for trial in 2010	None
Number of cases from original asbestos claim in 2004 that went to trial in 2009 against unaffiliated defendant companies	two cases
Number of cases from original asbestos claim in 2004 that went to trial in 2009 that received verdict in favor of plaintiff	One of the cases
Number of cases from original asbestos claim in 2004 that went to trial in 2009 that received verdict in favor of defendant	second case
Number of subsidiaries involved in lawsuits arising from design, construction and refurbishment of major industrial complexes	one of our subsidiaries
Number of lawsuits alleging personal injury from asbestos exposure for subsidiary involved in design, construction and refurbishment of major industrial complexes	1,062 lawsuits
Estimated number of plaintiffs in lawsuits alleging personal injury from asbestos exposure for subsidiary involved in design, construction and refurbishment of major industrial complexes	2,569 plaintiffs
Insurance limits potentially available for damages in lawsuits regarding personal injury from asbestos exposure for subsidiary involved in design, construction and refurbishment of major industrial complexes		1,000,000,000
Rio de Janeiro Tax Assessment
Tax assessment from state tax authorities of Rio de Janeiro in Brazil		164,000,000
Number of subsidiaries involved in Rio de Janeiro tax assessment	one of our Brazilian subsidiaries
Hazardous Waste Disposal Sites
Percentage of liability for remediation and related costs from hazardous waste disposal site		8
Number of subsidiaries ordered by California Regional Water Quality Control Board to develop testing plan for Alhambra, California site	One of our subsidiaries
Number of subsidiaries likely to be named potentially responsible party by US Environmental Protection Agency for superfund site	one or more of our subsidiaries
Contamination Litigation
Number of subsidiaries served with a lawsuit alleging property contamination in Louisiana	One of our subsidiaries
Number of landowners who filed a lawsuit alleging property contamination in Louisiana	three landowners
Number of other defendants involved in lawsuit alleging property contamination in Louisiana	nineteen
Amount claimed by plaintiffs' experts as required remediation costs for property contamination in Louisiana		300,000,000
Amount claimed by defendants' experts as required remediation costs for property contamination in Louisiana		2,500,000
Number of additional subsidiaries plaintiff attempted to add as defendant for lawsuit alleging property contamination in Louisiana	two other subsidiaries
Amount of settlement by codefendant for property contamination in Louisiana		20,000,000
Retained Risk
Per occurrence insurance deductible on hull and machinery		125,000,000
Maximum aggregate insurance deductible on hull and machinery per year		250,000,000
Percentage of asset value covered by wreck removal insurance		25
Percentage of asset value covered by damage mitigation insurance		25
Shared deductible in the event of a total loss or a constructive total loss of a drilling unit		0
Commercial market excess liability coverage		950,000,000
Per occurrence deductible on crew personal injury liability and collision liability claims		10,000,000
Per occurrence deductible on other third-party non-crew claims		5,000,000
Aggregate per occurrence deductible on other third party non-crew claims		50,000,000
Additional insurance that covers expenses that would otherwise be assumed by the well owner		100,000,000
Maximum liability amount for well control and redrilling liability related to blowouts		50,000,000
Aggregate value of drilling rig fleet		36,900,000,000
Letters Of Credit And Surety Bonds
Letters of credit outstanding		479,000,000			567,000,000
Amount of letter of credit issued on behalf of TPDI			60,000,000
Surety bonds outstanding		$ 24,000,000			$ 31,000,000

Equity (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 CHF	Jun. 30, 2010 CHF	Jun. 30, 2010 USD ( $)	Dec. 31, 2008	May 31, 2010 USD ( $)	May 31, 2010 CHF	Dec. 31, 2009
Share Repurchase Program
Authorized aggregate purchase price of shares for cancellation		0	3,500,000,000	$ 3,200,000,000
Share repurchase USD Exchange Rate	1			1
Share Repurchase CHF Exchange Rate		1.08	1.08
Shares repurchased under share repurchase program	2,146,267			2,863,267
Purchases of shares held in treasury	180,000,000	193,000,000	257,000,000	240,000,000
Shares repurchased under share repurchase program	2,863,267			2,863,267				0
Shares Held By Subsidiary
Number of issued shares held by subsidiary					16,000,000
Number of shares held by Subsidiary	13,455,824			13,455,824				14,011,416
Distribution
Cash distribution approved in the form of a par value reduction						$ 3.19	3.44
Share Repurchase Usd Exchange Rate	1			1
Share Repurchase Chf Exchange Rate		1.08	1.08
Approximate number of business days prior to the payment date for calculation of the exchange rate		two business days	two business days
Swiss withholding tax rate				35
Obligation for cash distribution	$ 1,000,000,000			$ 1,000,000,000

Fair Value of Financial Instruments (Details) (USD $) In Millions	Jun. 30, 2010	Dec. 31, 2009
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short term investments	$ 32	$ 38
Notes receivable	121
Notes receivable current	10
Notes receivable noncurrent	111
TPDI Notes and Overseas Drilling Limited Loan Facility	158	158
Long-term debt, including current maturities	10,442	10,534
Long-term debt of consolidated VIE, including current maturities	984	1,183
Derivative Financial Instruments, Assets	14	5
Derivative Financial Instruments, Liabilities	13	5
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current maturities	9,751	11,218
Long-term debt of consolidated VIE, including current maturities	$ 997	$ 1,178

Supplementary Information - Condensed Consolidating Financial Information (Details)(USD ( $)) In Millions	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Jun. 30, 2010 Guarantor [Member]	Jun. 30, 2009 Guarantor [Member]	Dec. 31, 2009 Guarantor [Member]	Jun. 30, 2010 Issuer [Member]	Jun. 30, 2009 Issuer [Member]	Dec. 31, 2009 Issuer [Member]	Jun. 30, 2010 Other Subsidiaries	Jun. 30, 2009 Other Subsidiaries	Dec. 31, 2009 Other Subsidiaries	Jun. 30, 2010 Consolidating Adjustments	Jun. 30, 2009 Consolidating Adjustments	Dec. 31, 2009 Consolidating Adjustments
Income Statement
Operating revenues	$ 2,505	$ 5,107	$ 6,000		$ 0	$ 0		$ 0	$ 0		$ 5,116	$ 6,003		$ (9)	$ (3)
Costs and expenses	1,816	3,476	3,272		19	7		1	2		3,465	3,266		(9)	(3)
Loss on impairment	0	(2)	(288)		0	0		0	0		(2)	(288)		0	0
Gain on disposal of assets, net	268	254	0		0			0			254			0
Operating income	957	1,883	2,440		(19)	(7)		(1)	(2)		1,903	2,449		0	0
Other income (expense), net
Interest income (expense), net		(263)	(248)		1	0		(235)	(277)		(29)	29		0	0
Equity in earnings (losses)		3	(1)		1,411	1,755		1,588	2,078		3	(1)		(2,999)	(3,833)
Other, net		9	(9)		(1)	0		59	(12)		(49)	3		0	0
Total other income (expense), net	(139)	(251)	(258)		1,411	1,755		1,412	1,789		(75)	31		(2,999)	(3,833)
Income before income tax expense	818	1,632	2,182		1,392	1,748		1,411	1,787		1,828	2,480		(2,999)	(3,833)
Income tax expense	98	227	435		0	0		0	0		227	435		0	0
Net income	720	1,405	1,747		1,392	1,748		1,411	1,787		1,601	2,045		(2,999)	(3,833)
Net income (loss) attributable to noncontrolling interest	5	13	(1)		0	0		0	0		13	(1)		0	0
Net income attributable to controlling interest	715	1,392	1,748		1,392	1,748		1,411	1,787		1,588	2,046		(2,999)	(3,833)
Assets
Cash and cash equivalents	2,888	2,888	1,814	1,130	37	7	5	1,664	55	117	1,187	845	1,008	0	0	0
Other current assets	3,026	3,026		3,346	4		3	645		580	3,526		3,605	(1,149)		(842)
Total current assets	5,914	5,914		4,476	41		8	2,309		697	4,713		4,613	(1,149)		(842)
Property and equipment, net	22,522	22,522		23,018	1		1	0		0	22,521		23,017	0		0
Goodwill	8,132	8,132		8,134	0		0	0		0	8,132		8,134	0		0
Investments in affiliates	15	15		12	21,762		20,553	33,950		33,225	15		12	(55,712)		(53,778)
Other assets	969	969		796	24		31	1,049		990	6,536		5,293	(6,640)		(5,518)
Total assets	37,552	37,552		36,436	21,828		20,593	37,308		34,912	41,917		41,069	(63,501)		(60,138)
Liabilities and equity
Debt due within one year	1,662	1,662		1,868	0		0	1,553		1,552	109		316	0		0
Other current liabilities	3,006	3,006		1,750	1,076		8	545		322	2,534		2,262	(1,149)		(842)
Total current liabilities	4,668	4,668		3,618	1,076		8	2,098		1,874	2,643		2,578	(1,149)		(842)
Long-term debt	9,764	9,764		9,849	0		0	13,234		12,238	3,170		3,129	(6,640)		(5,518)
Other long-term liabilities	2,393	2,393		2,410	28		33	232		258	2,133		2,119	0		0
Total long-term liabilities	12,157	12,157		12,259	28		33	13,466		12,496	5,303		5,248	(6,640)		(5,518)
Commitments and contingencies
Total equity	20,727	20,727	18,995	20,559	20,724		20,552	21,744		20,542	33,971		33,243	(55,712)		(53,778)
Total liabilities and equity	37,552	37,552		36,436	21,828		20,593	37,308		34,912	41,917		41,069	(63,501)		(60,138)
Statements of Cash Flow
Cash flows from operating activities	1,269	2,441	3,017		(18)	(10)		(184)	(134)		2,643	3,161		0	0
Cash flows from investing activities
Capital expenditures	(300)	(679)	(1,655)		0	0		0	0		(679)	(1,655)		0	0
Proceeds from (funding of) accounts and notes receivables with affiliates, net		0	0		10	(49)		(88)	779		(2,277)	(1,264)		2,355	534
Dividends received from affiliates		0	0		280	60		0	0		0	0		(280)	(60)
Other investing activities, net		636	167		0	0		0	0		636	167		0	0
Net cash provided by (used in) investing activities	280	(43)	(1,488)		290	11		(88)	779		(2,320)	(2,752)		2,075	474
Cash flows from financing activities
Change in short-term borrowings, net	(46)	(177)	(500)		0	0		(177)	(500)		0	0		0	0
Proceeds from debt	0	54	319		0	0		0	0		54	319		0	0
Repayments of debt	(22)	(275)	(1,410)		0	0		0	(1,411)		(275)	1		0	0
Proceeds from (repayments of) accounts and notes payable with affiliates, net		0	0		0	6		2,277	1,258		78	(730)		(2,355)	(534)
Dividends paid to affiliates		0	0		0	0		(280)	(60)		0	0		280	60
Other financing activities, net		(242)	6		(240)	0		(1)	9		(1)	(3)		0	0
Net cash used in financing activities	(247)	(640)	(1,585)		(240)	6		1,819	(704)		(144)	(413)		(2,075)	(474)
Net increase (decrease) in cash and cash equivalents	1,302	1,758	(56)		32	7		1,547	(59)		179	(4)		0	0
Cash and cash equivalents at beginning of period	1,586	1,130	1,926	1,926	5	0	0	117	114	114	1,008	849	849	0	0	0
Cash and cash equivalents at end of period	$ 2,888	$ 2,888	$ 1,814	$ 1,130	$ 37	$ 7	$ 5	$ 1,664	$ 55	$ 117	$ 1,187	$ 845	$ 1,008	$ 0	$ 0	$ 0

Subsequent Events	6 Months Ended
Jun. 30, 2010
Notes To Financial Statements [Abstract]
Subsequent Events	HTML to be added

Document Information	6 Months Ended	9 Months Ended
	Jun. 30, 2010	Sep. 16, 2010
Document Type	8-K
Document Period End Date		2010-09-16
Amendment Flag	false

Entity Information	6 Months Ended
	Jun. 30, 2010	Jul. 27, 2010	Jun. 30, 2009 USD ( $)
Entity Registrant Name	Transocean Ltd.
Entity Central Index Key	0001451505
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 23,800,000,000
Entity Common Stock, Shares Outstanding		318,993,839
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2